LVIP Dimensional International Core Equity Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.11%
Australia–5.20%
A2B Australia	7,280	$ 2,859
Accent Group	23,197	11,212
Adairs	13,303	7,373
Adelaide Brighton	25,861	32,965
†Afterpay	1,068	12,419
AGL Energy	8,805	92,147
†Ainsworth Game Technology	6,705	1,556
Alliance Aviation Services	9,515	9,837
ALS	24,219	84,417
Altium	3,169	55,610
Alumina	8,873	7,952
Alumina ADR	2,200	7,854
AMA Group	30,307	5,156
†Amaysim Australia	19,169	3,657
†AMP	150,368	122,797
Ansell	6,355	105,238
AP Eagers	8,934	16,589
APA Group	17,380	110,289
Appen	977	11,666
ARB	3,603	31,568
Aristocrat Leisure	10,419	135,006
Asaleo Care	43,396	26,960
ASX	1,047	49,147
Atlas Arteria	10,115	34,164
†Atrium European Real Estate	6,949	20,964
AUB Group	1,133	6,767
Aurelia Metals	49,624	7,211
Aurizon Holdings	131,158	339,905
AusNet Services	51,033	53,585
Austal	16,268	29,381
Australia & New Zealand Banking Group	23,192	243,224
†Australian Agricultural	17,102	11,507
Australian Ethical Investment	4,085	8,311
Australian Finance Group	15,079	12,602
Australian Pharmaceutical Industries	32,365	24,894
Bank of Queensland	30,905	94,916
Bapcor	10,542	26,282
Beach Energy	125,950	87,774
Bega Cheese	13,386	37,621
Bendigo & Adelaide Bank	22,812	87,640
BHP Group	45,795	830,781
BHP Group ADR	19,755	652,567
Bingo Industries	13,810	16,200
Blackmores	629	28,161
BlueScope Steel	34,099	178,526
Boral	48,082	60,393
Brambles	27,686	178,955
Bravura Solutions	9,494	22,102
Breville Group	5,111	53,352
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Brickworks	6,557	$ 53,639
Caltex Australia	14,501	195,804
Capitol Health	68,459	7,228
†Cardno	10,023	1,530
carsales.com	13,775	98,979
†Castile Resources	4,027	186
Cedar Woods Properties	3,574	9,120
Challenger	20,833	50,887
CIMIC Group	1,187	16,812
†Citadel Group	5,921	8,619
Cleanaway Waste Management	104,872	110,611
Clinuvel Pharmaceuticals	147	1,687
Coca-Cola Amatil	19,701	106,332
Cochlear	1,417	161,497
Codan	12,182	40,526
Coles Group	26,437	246,209
=Collection House	36,814	24,569
Collins Foods (Australian Securities Exchange)	10,696	35,471
Commonwealth Bank of Australia	18,555	700,081
Computershare	22,474	134,537
†Cooper Energy	81,617	20,697
Corporate Travel Management	3,435	18,096
Costa Group Holdings	14,518	24,623
Credit Corp Group	4,622	38,865
Crown Resorts	9,349	43,386
CSL	4,920	891,856
CSR	42,583	81,600
Decmil Group	21,470	1,711
Domain Holdings Australia	20,587	25,545
Domino's Pizza Enterprises	3,634	112,510
Downer EDI	27,411	50,076
†Eclipx Group	16,633	6,836
Elders	10,161	46,973
†Energy World	39,810	1,477
EQT Holdings	626	8,063
Estia Health	23,316	19,168
EVENT Hospitality and Entertainment	5,920	27,230
Evolution Mining	58,477	136,669
FlexiGroup	14,294	6,607
=Flight Centre Travel Group	2,450	15,468
Fortescue Metals Group	88,371	541,557
G8 Education	40,645	21,082
Genworth Mortgage Insurance Australia	15,397	20,922
†GrainCorp Class A	14,156	27,292
GUD Holdings	3,606	20,901
GWA Group	14,620	23,440
Hansen Technologies	12,748	22,845
LVIP Dimensional International Core Equity Fund–1

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Harvey Norman Holdings	31,910	$ 58,592
Healius	32,532	40,899
HT&E	22,200	15,567
Huon Aquaculture Group	4,157	9,533
=IDP Education	5,679	44,281
Iluka Resources	22,529	95,269
Imdex	35,738	19,377
IMF Bentham	11,205	26,488
Incitec Pivot	72,351	89,746
Independence Group	24,619	63,245
Infomedia	17,374	15,149
Inghams Group	21,678	43,442
Insurance Australia Group	38,523	145,349
†Intega Group	10,023	1,141
Integral Diagnostics	11,537	17,580
Integrated Research	6,964	11,123
InvoCare	5,833	37,818
IOOF Holdings	33,438	75,531
IPH	9,773	42,907
IRESS	7,649	48,640
†iSelect	18,420	2,619
†iSentia Group	6,749	701
IVE Group	13,275	4,212
Japara Healthcare	13,564	4,215
JB Hi-Fi	8,291	142,751
Jupiter Mines	61,368	8,401
Kogan.com	2,541	8,244
Lifestyle Communities	3,480	13,039
Link Administration Holdings (Australian Securities Exchange)	20,319	40,121
Lovisa Holdings	2,325	7,023
†Lynas	27,793	24,375
MACA	12,400	4,868
Macmahon Holdings	102,720	11,672
Macquarie Group	4,945	263,360
Magellan Financial Group	4,300	114,043
†Mayne Pharma Group	92,739	17,716
McMillan Shakespeare	6,278	26,981
McPherson's	8,569	10,733
Medibank	154,970	254,849
†Medusa Mining	34,142	9,824
†Mesoblast	24,142	20,026
†Metals X	32,061	1,186
Metcash	74,480	144,400
Mineral Resources	13,235	111,983
†MMA Offshore	114,419	4,940
Monadelphous Group	5,859	36,794
Monash IVF Group	15,268	4,298
Money3	12,830	9,552
Mortgage Choice	11,418	4,763
†Myer Holdings	88,520	7,626
MyState	5,286	12,358
National Australia Bank	22,875	234,649
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Navigator Global Investments	2,382	$ 3,450
Netwealth Group	2,638	10,830
New Hope	12,612	10,672
Newcrest Mining	7,887	108,310
†NEXTDC	4,758	25,863
nib holdings	21,918	69,842
Nick Scali	2,060	4,278
Nine Entertainment	135,541	94,991
Northern Star Resources	24,095	156,087
NRW Holdings	32,810	25,265
†Nufarm	15,085	46,666
OFX Group	8,551	6,741
Oil Search	28,425	41,224
OM Holdings	23,197	4,062
†oOh Media Group	27,569	10,853
oOh!media	20,640	8,072
Orica	12,949	121,218
Origin Energy	42,203	113,409
Orora	60,707	90,458
OZ Minerals	27,702	123,582
†Pact Group Holdings	10,178	9,504
Pendal Group	9,993	27,151
Perenti Global	35,776	13,090
Perpetual	2,985	45,498
†Perseus Mining	96,454	54,815
†Pioneer Credit	5,416	1,292
Platinum Asset Management	14,872	30,330
†Praemium	19,514	2,879
Premier Investments	3,258	24,326
Pro Medicus	2,911	34,406
PWR Holdings	7,683	15,971
Qantas Airways	17,381	33,817
QBE Insurance Group	28,405	147,961
Ramelius Resources	60,311	37,050
Ramsay Health Care	3,491	122,751
REA Group	988	46,282
Reece	6,158	34,731
Regis Healthcare	6,738	6,318
Regis Resources	47,283	105,082
†Reject Shop	2,536	4,163
Reliance Worldwide	13,168	21,053
†Resolute Mining	69,900	34,659
Ridley	9,945	4,125
Rio Tinto (Australian Securities Exchange)	9,742	501,903
Sandfire Resources	13,634	27,320
Santos	65,977	135,500
†Saracen Mineral Holdings	41,311	92,896
SeaLink Travel Group	4,852	8,825
SEEK	6,082	55,579
Select Harvests	6,881	29,445
†Senex Energy	51,921	5,025

LVIP Dimensional International Core Equity Fund–2

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Servcorp	2,368	$ 3,150
Service Stream	21,301	23,810
Seven Group Holdings	4,010	27,592
†Seven West Media	80,912	3,935
SG Fleet Group	11,452	8,523
Sigma Healthcare	68,311	27,212
†Silver Lake Resources	56,622	48,217
Sims Metal Management	15,018	55,875
SmartGroup	2,355	7,033
Sonic Healthcare	4,905	73,721
South32	109,903	121,323
=Southern Cross Media Group	48,883	5,152
Spark Infrastructure Group	68,662	82,913
=SpeedCast International	13,963	6,785
SRG Global	36,425	4,884
St Barbara	59,874	79,055
Star Entertainment Group	62,242	82,680
Steadfast Group	22,185	33,441
Suncorp Group	29,204	162,177
Super Retail Group	12,973	37,106
Sydney Airport	16,081	55,561
Tabcorp Holdings	44,414	68,735
Tassal Group	16,917	36,510
Technology One	17,176	82,966
Telstra	63,266	118,760
†Thorn Group	8,175	259
TPG Telecom	23,933	101,925
Transurban Group	16,146	120,266
Treasury Wine Estates	1,807	11,219
†United Malt Grp	14,156	38,312
Village Roadshow	10,980	9,157
†Virgin Australia Holdings	38,668	2,298
Virtus Health	5,888	6,792
Vita Group	15,703	7,408
†Vocus Group	43,135	65,930
=Webjet	4,187	10,095
Wesfarmers	17,293	366,442
Western Areas	21,842	25,915
†Westgold Resources	16,109	18,721
Westpac Banking	39,033	400,900
Whitehaven Coal	62,311	73,174
Woodside Petroleum	8,652	96,007
Woolworths Group	15,144	329,327
WorleyParsons	16,705	61,990
WPP AUNZ	29,030	3,681
		16,612,431
Austria–0.45%
Agrana Beteiligungs	660	11,812
ANDRITZ	4,494	140,796
AT&S Austria Technologie & Systemtechnik	2,359	34,170
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
CA Immobilien Anlagen	2,658	$ 90,641
DO & Co.	342	13,448
†Erste Group Bank	6,185	113,233
EVN	3,629	53,050
Flughafen Wien	326	8,518
Kapsch TrafficCom	264	4,979
Lenzing	898	49,599
Mayr Melnhof Karton	417	52,122
Oesterreichische Post	2,358	84,115
OMV	5,086	139,188
Palfinger	713	13,119
POLYTEC Holding	1,389	6,669
Porr	855	14,033
Raiffeisen Bank International	7,008	100,805
Rosenbauer International	188	5,775
S IMMO	2,366	45,926
Schoeller-Bleckmann Oilfield Equipment	676	21,909
†Semperit Holding	457	5,960
Strabag	1,807	41,353
†Telekom Austria	10,576	73,836
UBM Development	240	7,262
UNIQA Insurance Group	11,469	88,207
Vienna Insurance Group	4,153	78,334
voestalpine	6,512	131,390
Wienerberger	1,159	18,107
†Zumtobel Group	329	2,169
		1,450,525
Belgium–1.23%
Ackermans & van Haaren	2,033	263,820
Ageas	8,773	365,588
†AGFA-Gevaert	17,613	65,486
Anheuser-Busch InBev	12,199	538,828
Anheuser-Busch InBev ADR	1,200	52,944
Barco	165	25,211
Bekaert	2,228	37,131
bpost	3,087	21,764
Cie d'Entreprises CFE	740	53,294
Colruyt	2,723	147,608
Deceuninck	2,600	3,972
D'ieteren	2,761	136,949
Econocom Group	3,074	4,825
Elia Group	1,188	115,715
Euronav	19,454	220,219
EVS Broadcast Equipment	474	6,375
†Exmar	2,088	9,518
Fagron	3,145	61,649
†Galapagos	316	62,055
Gimv	1,716	89,167
Immobel	390	28,500
Jensen-Group	278	6,942

LVIP Dimensional International Core Equity Fund–3

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Belgium (continued)
KBC Group	3,931	$ 178,370
Kinepolis Group	664	24,117
Lotus Bakeries	22	67,502
Melexis	1,085	56,587
Ontex Group	4,267	74,273
Orange Belgium	3,417	60,077
Picanol	88	5,647
Proximus	7,813	179,422
Recticel	4,441	23,715
Resilux	61	8,939
Sioen Industries	782	15,046
Sipef	408	20,058
Solvay Class A	5,180	373,309
Telenet Group Holding	1,893	56,844
TER Beke	48	6,019
†Tessenderlo Group	1,566	43,922
UCB	1,472	125,947
Umicore	7,923	273,274
Van de Velde	150	3,400
		3,914,028
Canada–8.04%
†5N Plus	6,300	6,939
Absolute Software	1,400	8,575
Acadian Timber Class C	800	7,248
†Advantage Oil & Gas	8,323	8,457
Aecon Group	4,300	38,377
Ag Growth International	900	10,872
AGF Management Class B	5,000	10,659
†Air Canada	5,006	56,025
AirBoss of America	1,300	7,445
†Alacer Gold	23,300	75,167
Alamos Gold Class A	30,274	151,713
Alaris Royalty	3,689	21,626
†Alcanna	1,420	2,321
Algonquin Power & Utilities	2,998	40,173
Algonquin Power & Utilities (New York Shares)	6,147	82,772
Alimentation Couche-Tard Class B	11,100	261,469
†Alio Gold	3,300	1,641
AltaGas	14,234	128,959
†Amerigo Resources	14,300	1,575
Andrew Peller Class A	1,500	8,804
†Aphria	18,600	56,916
ARC Resources	23,100	66,478
†Argonaut Gold	14,152	10,861
†Aritzia	5,300	46,360
†Asanko Gold	4,900	3,900
Atco Class I	2,000	55,383
†Athabasca Oil	26,708	2,657
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†ATS Automation Tooling Systems	2,200	$ 25,732
†Aurora Cannabis	1,847	1,654
†Aurora Cannabis (New York Shares)	7,306	6,619
AutoCanada	1,479	5,623
B2Gold	101,560	307,430
Badger Daylighting	1,700	27,506
Bank of Montreal (New York Shares)	9,396	472,243
Bank of Nova Scotia	2,100	85,758
Bank of Nova Scotia (New York Shares)	14,291	580,215
Barrick Gold (New York Shares)	4,977	91,179
†Bausch Health Companies	14,262	221,061
†Baytex Energy	33,894	8,068
BCE	1,429	58,620
BCE (New York Shares)	1,620	66,193
Birchcliff Energy	22,653	12,556
Bird Construction	622	2,015
†Black Diamond Group	2,500	1,865
†BlackBerry	5,967	24,465
†BlackBerry (New York Shares)	32,478	134,134
BMTC Group	600	2,908
†Bonavista Energy	10,324	917
Bonterra Energy	2,713	1,831
Boralex Class A	4,896	86,975
Brookfield Asset Management (New York Shares) Class A	2,564	113,457
BRP	1,341	21,908
CAE	2,800	35,395
CAE (New York Shares)	7,974	100,632
Calian Group	600	15,557
Cameco	9,736	74,232
Cameco (New York Shares)	10,637	81,267
Canaccord Genuity Group	4,253	13,086
Canacol Energy	4,600	11,669
†Canada Goose Holdings	3,868	76,935
Canadian Imperial Bank of Commerce	4,304	250,784
Canadian Imperial Bank of Commerce (New York Shares)	6,405	371,298
Canadian National Railway	6,953	539,761
Canadian Natural Resources	13,955	190,886
Canadian Natural Resources (New York Shares)	36,824	498,965
Canadian Pacific Railway	2,943	405,865

LVIP Dimensional International Core Equity Fund–4

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Canadian Tire Class A	3,184	$ 192,176
Canadian Utilities Class A	1,945	46,493
Canadian Western Bank	5,245	72,192
†Canfor	6,500	33,717
Canfor Pulp Products	2,900	10,448
†Canopy Growth	1,000	14,538
CanWel Building Materials Group	6,028	14,135
Capital Power	4,788	92,371
†Capstone Mining	14,500	4,585
Cardinal Energy	4,400	1,407
Cascades	8,787	78,485
CCL Industries Class B	2,000	60,811
†Celestica	7,808	27,328
Cenovus Energy	14,310	28,878
Cenovus Energy (New York Shares)	11,110	22,442
†Centerra Gold	13,627	81,047
Cervus Equipment	700	2,860
CES Energy Solutions	18,401	10,591
†CGI	5,159	280,349
†China Gold International Resources	14,900	5,929
CI Financial	13,700	135,997
Cineplex	5,656	47,023
Clearwater Seafoods	2,700	9,804
Cogeco	1,000	61,735
Cogeco Communications	1,366	92,668
Colliers International Group	500	23,918
Colliers International Group (New York Shares)	1,986	95,348
Computer Modelling Group	8,100	22,044
Constellation Software	400	363,539
†Copper Mountain Mining	18,300	4,421
Corby Spirit & Wine	700	7,685
Corus Entertainment Class B	12,100	21,581
Crescent Point Energy	32,727	25,348
Crescent Point Energy (New York Shares)	2,503	1,925
†Crew Energy	5,725	814
†CRH Medical	1,667	2,234
†Denison Mines	25,260	6,641
†Descartes Systems Group	700	24,073
Dollarama	4,400	122,061
Dorel Industries Class B	1,100	1,172
DREAM Unlimited Class A	8,238	55,260
Dundee Precious Metals	9,200	29,026
ECN Capital	26,530	70,882
E-L Financial Class L	139	59,065
†Eldorado Gold	16,921	104,668
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Element Fleet Management	29,835	$ 189,954
Emera	1,809	71,342
Empire	7,238	141,592
Enbridge	3,343	97,347
Enbridge (New York Shares)	7,520	218,757
†Endeavour Mining	3,894	55,368
Enerflex	7,900	32,727
Enerplus	12,700	18,680
Enerplus (New York Shares)	17,501	25,901
Enghouse Systems	2,400	74,236
Ensign Energy Services	9,100	3,362
Equitable Group	556	22,942
†ERO Copper	1,900	14,271
Evertz Technologies	1,800	16,743
Exchange Income	808	10,191
Exco Technologies	2,400	9,175
Extendicare	8,400	34,500
Fairfax Financial Holdings	500	153,283
Fiera Capital	3,700	17,195
Finning International	9,900	106,225
First National Financial	1,200	21,249
First Quantum Minerals	28,714	146,702
FirstService	1,600	123,383
Fortis	2,463	94,981
Fortis (New York Shares)	3,390	130,685
†Fortuna Silver Mines	15,827	36,438
Franco-Nevada	598	59,513
Frontera Energy	5,800	14,219
Gamehost	1,600	4,320
†GDI Integrated Facility Services	100	1,990
†Gear Energy	24,579	1,747
Genworth MI Canada	2,441	54,239
George Weston	2,361	168,825
Gibson Energy	9,872	113,991
Gildan Activewear	7,809	99,622
GMP Capital	7,300	6,743
goeasy	900	23,272
†Golden Star Resources	3,060	7,828
GoldMoney	6,400	12,825
†Gran Tierra Energy	33,675	8,614
†Great Canadian Gaming	3,973	70,522
Great-West Lifeco	6,269	108,292
†Guyana Goldfields	5,522	1,059
†Heroux-Devtek	2,187	16,271
High Liner Foods	2,452	11,203
†Home Capital Group	3,012	34,373
Horizon North Logistics	13,100	2,606
Hudbay Minerals	17,163	32,497
Husky Energy	11,284	28,384
Hydro One	4,900	88,230

LVIP Dimensional International Core Equity Fund–5

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Ia Financial	6,323	$ 198,770
†IAMGOLD	30,700	69,807
†IBI Group	2,100	5,521
IGM Financial	3,403	56,463
†Imperial Metals	3,600	3,453
Imperial Oil	5,528	62,315
Information Services	1,000	10,268
Innergex Renewable Energy	8,151	110,916
Intact Financial	535	46,239
Inter Pipeline	18,300	109,491
†Interfor	7,236	32,187
†International Petroleum	5,091	5,788
=†Intertain Group	1,100	9,337
Intertape Polymer Group	4,327	30,870
†IPL Plastics	3,700	12,226
Jamieson Wellness	900	16,461
Just Energy Group (New York Shares)	2,000	1,041
K-Bro Linen	800	15,951
†Kelt Exploration	13,500	10,552
Keyera	13,476	125,251
†Kinaxis	600	46,425
†Kinross Gold	118,832	477,084
Kirkland Lake Gold	12,304	362,397
Lassonde Industries Class A	400	42,464
Laurentian Bank of Canada	2,387	51,835
Leon's Furniture	1,469	14,081
Linamar	4,576	94,720
Loblaw	4,733	243,999
Lucara Diamond	28,465	8,192
Lundin Mining	39,809	149,641
Magellan Aerospace	1,000	4,626
Magna International	3,400	108,501
Magna International (New York Shares)	15,921	508,198
†Major Drilling Group International	6,566	13,297
Manulife Financial	553	6,943
Maple Leaf Foods	3,822	69,308
Martinrea International	9,900	47,907
†Mav Beauty Brands	2,800	3,939
†MEG Energy	17,838	21,168
Methanex	200	2,434
Methanex (New York Shares)	2,761	33,601
Metro Class A	5,071	205,067
Morguard	86	8,072
Morneau Shepell	2,000	40,347
†Mountain Province Diamonds	4,500	1,087
MTY Food Group Class I	600	9,188
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Mullen Group	8,500	$ 24,764
National Bank of Canada	14,022	541,929
†New Gold	59,077	30,645
NFI Group	4,300	46,016
North American Construction Group	1,200	6,046
North American Construction Group (New York Shares)	1,200	6,096
North West	3,800	60,539
Northland Power	6,846	136,648
Nutrien (New York Shares)	14,338	486,632
†NuVista Energy	9,000	3,102
†Obsidian Energy	2,971	486
†OceanaGold	35,814	34,356
Onex	2,700	98,825
Open Text	6,159	215,072
Osisko Gold Royalties	5,262	39,260
Osisko Gold Royalties (New York Shares)	2,306	17,157
†Painted Pony Energy	8,554	1,398
Pan American Silver	10,356	149,015
Pan American Silver (New York Shares)	7,043	100,926
†Paramount Resources Class A	4,400	3,533
†Parex Resources	13,860	117,199
Park Lawn	600	7,035
Parkland Fuel	7,921	139,643
Pason Systems	5,362	23,813
Pembina Pipeline	2,484	46,598
Pembina Pipeline (New York Shares)	999	18,791
Peyto Exploration & Development	14,495	15,347
†PHX Energy Services	2,800	1,353
Pizza Pizza Royalty	900	4,732
†Points International	700	5,761
Polaris Infrastructure	900	7,143
Pollard Banknote	800	9,635
†Precision Drilling	13,907	4,348
†Precision Drilling (New York Shares)	5,200	1,630
†Premier Gold Mines	23,496	19,868
Premium Brands Holdings	1,900	97,747
†Pretium Resources	4,271	24,302
Quarterhill	21,100	25,339
Quebecor Class B	7,600	168,007
Recipe Unlimited	1,200	7,384
Restaurant Brands International	3,369	135,120
Richelieu Hardware	3,600	56,866
Ritchie Bros Auctioneers	4,000	136,720

LVIP Dimensional International Core Equity Fund–6

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Rocky Mountain Dealerships	1,200	$ 3,411
Rogers Communications Class B	500	20,870
Rogers Communications (New York Shares) Class B	5,860	243,366
†Roxgold	25,200	14,683
Royal Bank of Canada	12,975	803,688
Royal Bank of Canada (New York Shares)	23,644	1,455,288
Russel Metals	2,940	27,346
†Sandstorm Gold	8,400	42,081
Saputo	4,833	116,215
Secure Energy Services	14,200	9,384
†SEMAFO	21,500	41,708
†Seven Generations Energy Class A	21,796	24,006
Shaw Communications Class B	13,277	215,087
ShawCor	5,185	6,558
†Shopify Class A	200	83,795
Sienna Senior Living	1,900	16,525
†Sierra Wireless	900	5,084
†Sierra Wireless (Nasdaq Stock Market)	507	2,880
Sleep Country Canada Holdings	1,300	9,247
SNC-Lavalin Group	6,570	96,918
†Spin Master	1,100	10,583
†SSR Mining	5,462	62,293
†SSR Mining (New York Shares)	2,603	29,622
Stantec	2,500	63,952
Stantec (New York Shares)	2,136	54,596
†Stars Group	11,897	242,937
Stella-Jones	3,700	80,610
†Storm Resources	6,000	4,306
Sun Life Financial (New York Shares)	4,570	146,651
Suncor Energy	13,192	210,540
Suncor Energy (New York Shares)	34,155	539,649
†SunOpta	4,163	7,160
Superior Plus	13,700	80,411
Surge Energy	21,900	3,346
†Tamarack Valley Energy	22,160	7,637
†Taseko Mines	18,300	4,941
TC Energy	13,038	577,583
Teck Resources Class B	8,254	62,581
Teck Resources (New York Shares) Class B	13,295	100,510
†TeraGo	1,800	7,355
†Teranga Gold	9,160	44,977
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
TerraVest Industries	900	$ 8,698
TFI International	6,800	150,032
Thomson Reuters	400	27,252
Thomson Reuters (New York Shares)	300	20,358
Tidewater Midstream and Infrastructure	18,184	6,267
Timbercreek Financial	8,565	43,151
TORC Oil & Gas	13,034	5,835
†Torex Gold Resources	6,800	65,859
Toromont Industries	3,200	140,183
Toronto-Dominion Bank (New York Shares)	11,884	503,763
Total Energy Services	3,299	4,337
Tourmaline Oil	19,400	119,105
TransAlta	17,688	92,506
TransAlta (New York Shares)	11,388	59,673
TransAlta Renewables	6,464	68,301
Transcontinental Class A	7,600	67,451
TransGlobe Energy	13,800	5,001
†Trican Well Service	12,870	4,115
†Trisura Group	500	14,560
†Turquoise Hill Resources	33,041	12,913
Uni-Select	3,100	11,256
Vermilion Energy	3,928	12,058
Vermilion Energy (New York Shares)	7,129	22,171
Wajax	3,200	14,689
†Wesdome Gold Mines	14,900	78,243
West Fraser Timber	2,300	43,866
Western Forest Products	44,500	19,921
Westshore Terminals Investment	4,267	39,659
Wheaton Precious Metals (New York Shares)	3,517	96,823
Whitecap Resources	36,400	30,262
†WildBrain	9,347	5,978
Winpak	995	30,756
WSP Global	444	25,215
Yamana Gold	59,084	164,157
†Yangarra Resources	11,300	2,971
†Yellow Pages	2,300	11,849
		25,702,632
Chile–0.03%
Antofagasta	8,625	82,373
		82,373
China–0.00%
BOE Varitronix	37,000	9,895
		9,895

LVIP Dimensional International Core Equity Fund–7

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Colombia–0.03%
Millicom International Cellular SDR	3,630	$ 100,854
		100,854
Denmark–1.94%
†ALK-Abello Class A	422	94,138
Alm Brand	4,979	36,231
Ambu Class B	3,180	76,580
AP Moller - Maersk Class A	56	45,994
AP Moller - Maersk Class B	74	65,591
†Bang & Olufsen	1,372	4,621
†Bavarian Nordic	1,477	23,526
Brodrene Hartmann	211	9,017
Carlsberg Class B	1,750	197,015
Chr Hansen Holding	2,259	166,698
Coloplast Class B	1,356	196,656
Columbus	4,653	4,116
D/S Norden	2,354	26,252
Danske Bank	15,910	177,069
†Demant	5,351	116,509
†Dfds	1,943	43,718
†Drilling	701	13,355
DSV	2,504	227,686
†FLSmidth & Co.	2,804	62,847
†Genmab	722	145,027
GN Store Nord	5,256	233,041
H Lundbeck	4,275	125,524
†H+H International Class B	1,148	13,178
ISS	10,565	144,535
Jeudan	76	13,385
†Jyske Bank	4,167	102,949
Matas	3,162	19,916
†Nilfisk Holding	2,249	28,774
†NKT	979	17,225
NNIT	488	6,156
Novo Nordisk ADR	2,700	162,540
Novo Nordisk Class B	24,610	1,469,612
Novozymes Class B	4,468	200,420
Orsted	935	91,534
Pandora	9,193	295,381
Per Aarsleff Holding Class B	1,112	24,352
Ringkjoebing Landbobank	2,978	164,783
Rockwool International Class A	352	63,711
Rockwool International Class B	642	115,637
Royal Unibrew	2,268	163,029
Scandinavian Tobacco Group Class A	4,192	42,092
Schouw & Co.	1,091	72,309
SimCorp	2,948	245,799
Solar Class B	701	20,528
Spar Nord Bank	6,082	36,716
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Sydbank	3,568	$ 49,845
Tivoli	96	9,242
Topdanmark	2,824	113,317
Tryg	3,198	77,839
Vestas Wind Systems	2,931	238,483
†Vestjysk Bank	29,090	12,071
†Zealand Pharma	3,070	103,272
		6,209,841
Finland–1.56%
Ahlstrom-Munksjo	2,126	26,168
Aktia Bank	2,558	20,025
Alma Media	1,259	8,521
†Asiakastieto Group	540	15,246
Aspo	1,168	7,446
Atria	742	6,751
Cargotec	2,051	37,739
Caverion	4,210	19,498
†Citycon	3,899	24,118
Elisa	5,266	325,035
†Finnair	3,430	13,580
Fiskars	2,492	26,170
Fortum	11,107	161,574
†F-Secure	2,413	6,233
Huhtamaki	6,975	223,322
Kemira	9,101	87,724
Kesko Class A	1,170	64,337
Kesko Class B	4,036	228,231
Kone Class B	3,839	214,987
Konecranes	2,164	36,852
Lassila & Tikanoja	2,818	35,485
†Metsa Board	15,740	85,146
Metso	7,029	165,643
Neste	13,257	440,763
Nokia (London Stock Exchange)	27,536	84,807
Nordea Bank	48,562	269,585
Olvi Class A	1,276	51,316
Oriola Class B	10,932	19,745
Orion Class A	1,499	60,327
Orion Class B	6,779	275,880
Outokumpu	23,000	55,753
Outotec	4,170	15,374
Ponsse	944	21,277
Revenio Group	804	19,799
Sampo Class A	7,604	219,366
Sanoma	5,246	47,613
†Stockmann Class B	1,585	2,425
Stora Enso Class R	34,862	348,580
Tieto	1,691	36,484
Tikkurila	2,609	29,062
Tokmanni Group	5,246	52,016
UPM-Kymmene	26,342	718,265
Uponor	3,944	35,515

LVIP Dimensional International Core Equity Fund–8

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Vaisala Class A	1,389	$ 41,161
Valmet	8,041	156,101
Wartsila	11,186	81,685
YIT	11,776	51,836
		4,974,566
France–7.73%
Accor	4,172	112,085
Actia Group	1,052	2,383
Aeroports de Paris	555	53,616
†Air France-KLM	27,389	152,343
Air Liquide	6,408	817,965
Airbus	6,515	420,099
Akka Technologies	780	21,709
AKWEL	593	6,931
Albioma	2,606	76,613
Alstom	3,251	134,241
Alten	1,534	107,956
Amundi	1,465	84,764
Arkema	5,566	380,016
Assystem	625	12,524
Atos	5,977	398,219
Aubay	366	8,047
AXA	21,049	356,400
Axway Software	477	8,221
†Bastide le Confort Medical	242	8,361
Beneteau	3,551	23,385
Bigben Interactive	645	7,415
BioMerieux	665	75,284
BNP Paribas	12,282	358,576
Boiron	873	27,056
†Bollore	45,459	123,607
Bonduelle SCA	924	19,306
Bouygues	12,752	370,078
Bureau Veritas	12,042	226,978
Burelle	10	5,094
Capgemini	2,414	201,719
Carrefour	25,446	403,428
Casino Guichard Perrachon	2,697	103,214
†Cegedim	545	14,306
†CGG	51,187	44,771
Chargeurs	804	8,044
Cie de Saint-Gobain	11,422	274,076
Cie des Alpes	1,081	18,656
Cie Generale des Etablissements Michelin	8,322	728,880
Cie Plastic Omnium	5,008	69,453
CNP Assurances	4,598	44,520
†Coface	10,017	63,608
Creditricole	12,603	89,177
Danone	8,573	548,656
Dassault Aviation	6	4,927
Dassault Systemes	710	103,654
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Derichebourg	9,326	$ 25,514
Devoteam	479	30,651
Edenred	5,523	229,201
Eiffage	6,266	444,783
Electricite de France	18,049	141,134
Electricite de Strasbourg	55	5,763
Elior Group	6,149	40,249
Elis	11,423	107,637
Engie	23,379	239,411
Eramet	660	20,659
EssilorLuxottica	2,052	217,255
†Esso SA Francaise	184	2,974
Etablissements Maurel et Prom	5,157	8,411
Europcar Mobility Group	8,623	13,503
Eutelsat Communications	17,127	178,038
Exel Industries Class A	95	3,667
Faurecia	5,221	152,879
†Fnac Darty	1,519	40,151
Gaztransport Et Technigaz	1,367	98,422
Getlink	5,663	68,492
GL Events	866	12,623
Groupe Crit	390	20,192
Groupe Open	435	3,323
Guerbet	783	24,422
Haulotte Group	610	2,759
Hermes International	366	249,030
†ID Logistics Group	130	20,342
Iliad	548	73,834
Imerys	3,007	74,633
Ingenico Group	3,520	367,943
Ipsen	679	34,805
IPSOS	1,910	39,631
Jacquet Metal Service	1,315	12,291
JCDecaux	6,129	108,961
Kaufman & Broad	1,637	50,289
Kering	872	454,672
Korian	2,760	85,150
Lagardere SCA	11,106	138,272
Le Belier	321	11,038
Lectra	2,401	38,138
Legrand	5,876	374,782
Linedata Services	218	4,713
LISI	2,070	38,063
LNA Sante	292	12,197
L'Oreal	1,065	275,633
LVMH Moet Hennessy Louis Vuitton	3,475	1,274,460
Maisons du Monde	2,540	20,047
Maisons France Confort	195	4,904
Manitou BF	943	14,256
Manutan International	120	5,439
Mersen	822	14,971
Metropole Television	1,918	21,228

LVIP Dimensional International Core Equity Fund–9

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Natixis	24,220	$ 77,122
Nexans	2,914	86,696
Nexity	2,772	85,323
Oeneo	52	639
Orange	65,479	792,784
Orange ADR	1,900	22,952
Orpea	2,170	225,323
Pernod Ricard	1,067	151,446
Peugeot	35,699	464,775
†Pierre & Vacances	210	2,640
Plastivaloire	1,424	5,736
Publicis Groupe	11,684	333,916
Quadient	2,522	44,270
Rallye	1,545	10,877
†Recylex	1,894	4,155
Remy Cointreau	293	31,934
Renault	5,120	97,304
Rexel	12,917	95,113
Robertet	45	38,187
Rothschild & Co.	2,248	45,530
Rubis SCA	3,539	145,931
Safran	4,282	379,373
Sanofi	10,358	896,742
Sartorius Stedim Biotech	594	118,535
Savencia	292	15,555
Schneider Electric	5,599	473,243
SCOR	10,277	226,107
SEB	1,269	157,173
Societe BIC	1,784	99,089
Societe Generale	21,431	351,086
Societe pour l'Informatique Industrielle	665	13,039
Sodexo	3,575	240,080
†SOITEC	1,058	75,473
†Solocal Group	24,875	6,141
Somfy	487	41,358
Sopra Steria Group	977	106,868
SPIE	4,989	50,183
Stef	359	25,084
STMicroelectronics	22,956	493,476
STMicroelectronics (New York Shares)	1,700	36,329
Suez	9,314	94,625
Sword Group	504	13,877
Synergie	615	10,430
Tarkett	4,534	42,279
†Technicolor	9,951	2,372
Teleperformance	2,918	604,366
Television Francaise 1	5,220	28,371
Thales	2,815	233,126
Thermador Groupe	504	24,724
TOTAL	41,526	1,564,649
TOTAL ADR	4,971	185,120
Total Gabon	19	2,019
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Trigano	575	$ 36,483
†Ubisoft Entertainment	6,574	480,500
Union Financiere de France	430	7,539
Valeo	14,901	242,525
†Vallourec	20,867	22,685
†Valneva	3,136	9,857
Veolia Environnement	8,376	176,908
Vetoquinol	184	9,616
Vicat	1,860	47,605
Vilmorin & Cie	478	18,941
Vinci	12,855	1,050,372
†Virbac	141	24,771
Vivendi	4,048	85,588
†Worldline	672	39,662
		24,698,793
Germany–6.88%
1&1 Drillisch	2,546	52,544
7C Solarparken	3,700	13,070
Aareal Bank	4,128	67,869
adidas	2,051	455,378
ADO Properties	1,211	27,330
†ADVA Optical Networking	4,994	28,188
All for One Group	186	7,156
Allgeier	430	11,515
Allianz	4,658	793,245
Amadeus Fire	302	25,525
Atoss Software	81	11,472
Aurubis	1,723	70,117
BASF	7,218	337,383
Basler	144	5,871
Bauer	962	10,665
Bayer	24,549	1,406,619
Bayer ADR	980	14,181
Bayerische Motoren Werke	9,896	505,183
BayWa	899	24,963
Bechtle	1,602	201,712
Beiersdorf	1,799	181,143
Bertrandt	580	19,783
bet-at-home.com	209	6,180
Bilfinger	1,473	24,675
Borussia Dortmund & Co.	7,028	41,660
Brenntag	8,908	323,646
CANCOM	1,820	76,507
Carl Zeiss Meditec Class B	390	37,136
†CECONOMY	8,889	19,298
CENIT	409	4,330
CENTROTEC Sustainable	677	8,417
Cewe Stiftung & Co.	635	55,869
Commerzbank	43,134	153,550
CompuGroup Medical	1,663	100,887
Continental	5,418	386,294
Corestate Capital Holding	853	24,923

LVIP Dimensional International Core Equity Fund–10

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Covestro	11,417	$ 346,485
CropEnergies	1,890	16,256
CTS Eventim & Co.	3,858	176,534
Daimler	26,214	782,859
†Delivery Hero	802	58,966
Deutsche Bank	39,833	253,222
Deutsche Bank (New York Shares)	10,580	67,924
Deutsche Boerse	3,277	450,207
Deutsche Lufthansa	17,580	164,428
Deutsche Pfandbriefbank	14,973	113,033
Deutsche Post	16,284	436,551
Deutsche Telekom	78,677	1,016,147
†Deutsche Telekom ADR	4,300	55,642
Deutsche Wohnen	5,631	213,407
Deutz	14,839	53,979
DIC Asset	3,885	40,447
Dr Hoenle	138	4,209
Draegerwerk & Co.	351	25,765
Duerr	3,943	80,015
E.ON	57,318	587,949
Eckert & Ziegler	210	32,615
†EDAG Engineering Group	532	4,908
=†Elmos Semiconductor	625	12,063
†ElringKlinger	2,669	11,236
Energiekontor	647	12,251
Evonik Industries	2,765	57,742
†Evotec	4,456	96,739
Fielmann	1,757	102,275
First Sensor	589	24,661
Francotyp-Postalia Holding Class A	3,861	12,008
Fraport Frankfurt Airport Services Worldwide	1,932	77,773
Freenet	12,360	216,254
Fresenius & Co.	17,814	663,263
Fresenius Medical Care & Co.	9,023	588,985
FUCHS PETROLUB	1,252	40,005
GEA Group	7,243	149,624
Gerresheimer	2,539	160,105
Gesco	598	8,949
GFT Technologies	1,564	13,012
Grand City Properties	5,470	114,506
†H&R & Co.	1,285	5,652
Hamburger Hafen und Logistik	2,777	38,476
Hannover Rueck	518	73,145
Hapag-Lloyd	593	46,033
HeidelbergCement	3,729	159,314
†Heidelberger Druckmaschinen	22,239	13,411
Hella & Co.	4,241	121,633
HOCHTIEF	1,187	77,938
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
HolidayCheck Group	3,631	$ 5,026
Hornbach Baumarkt	449	7,383
Hornbach Holding & Co.	973	40,702
HUGO BOSS	3,703	92,694
†Hypoport	189	54,120
Indus Holding	1,375	35,619
Infineon Technologies	34,567	499,000
Isra Vision	465	25,425
Jenoptik	2,163	34,923
K+S	12,746	73,335
KION Group	5,935	255,430
Kloeckner & Co.	5,996	21,842
Koenig & Bauer	782	14,669
Krones	579	30,941
KWS Saat	195	10,001
LANXESS	5,727	227,958
LEG Immobilien	1,920	215,304
Leifheit	726	15,516
†Leoni	1,918	12,298
†LPKF Laser & Electronics	1,161	21,596
†Manz	413	5,900
Merck	1,723	173,958
METRO	19,411	165,327
MLP	5,144	26,345
MTU Aero Engines	1,934	279,650
Muenchener Rueckversicherungs-Gesellschaft in Muenchen Class R	1,602	322,114
Nemetschek	2,793	136,152
New Work	145	30,513
Nexus	689	21,201
†Nordex	2,860	21,799
Norma Group	2,584	48,030
OHB	563	19,754
†OSRAM Licht	3,640	161,393
Paragon & Co.	108	939
PATRIZIA Immobilien	1,736	39,720
Pfeiffer Vacuum Technology	579	83,280
PNE	7,182	31,246
Porsche Automobil Holding	3,828	160,012
ProSiebenSat.1 Media	17,596	138,067
PSI Software	901	17,232
Puma	2,358	138,544
†PVA TePla	1,053	8,559
†QIAGEN	825	33,311
QSC	11,002	11,984
Rational	114	60,289
Rheinmetall	3,893	270,551
RHOEN-KLINIKUM	858	16,861
RIB Software	1,099	34,429
RWE	13,745	359,454
S&T	2,163	40,241

LVIP Dimensional International Core Equity Fund–11

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
SAF-Holland	3,803	$ 15,224
Salzgitter	2,683	31,565
SAP	3,198	357,050
Sartorius	1,144	273,502
Scout24	2,728	163,077
Secunet Security Networks	79	10,290
Siemens	7,371	617,211
Siltronic	896	64,820
Sixt	1,046	55,344
Sixt Leasing	985	19,916
†SMA Solar Technology	506	14,393
Software	2,664	79,397
Stabilus	1,248	45,037
STRATEC Biomedical	196	15,108
Stroeer & Co.	2,308	118,596
Suedzucker	6,877	98,284
†SUESS MicroTec	815	5,763
Surteco Group	396	8,298
Symrise	2,556	236,452
TAG Immobilien	5,096	100,220
Takkt	2,185	16,885
†Talanx	2,814	94,680
Technotrans	604	7,534
†Tele Columbus	2,040	5,013
Telefonica Deutschland Holding	84,277	206,909
thyssenkrupp	15,032	79,176
Traffic Systems	421	9,189
Uniper	4,716	115,840
United Internet	8,958	260,480
VERBIO Vereinigte BioEnergie	2,083	18,745
Volkswagen	1,062	139,332
Vonovia	7,604	378,249
Vossloh	415	14,234
Wacker Chemie	1,267	63,111
Wacker Neuson	1,488	16,387
Washtec	765	30,272
Wirecard	1,819	204,947
Wuestenrot & Wuerttembergische	1,974	30,189
†Zalando	276	10,402
		21,994,643
■Hong Kong–2.82%
Agritrade Resources	340,000	7,850
AIA Group	84,600	757,562
Allied Properties	148,000	25,269
†Applied Development Holdings	125,000	2,870
APT Satellite Holdings	27,500	8,670
ASM Pacific Technology	21,700	201,210
Bank of East Asia	43,326	92,588
BOC Aviation	16,200	102,347
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
BOC Hong Kong Holdings	90,500	$ 248,424
Bright Smart Securities & Commodities Group	48,000	5,389
=†Brightoil Petroleum Holdings	123,000	8,924
=†Burwill Holdings	208,000	1,430
Cafe de Coral Holdings	48,000	78,407
Cathay Pacific Airways	48,000	51,131
Century City International Holdings	124,000	6,326
†China Display Optoelectronics Technology Holdings	192,000	10,249
China New Higher Education Group	36,000	13,060
Chong Hing Bank	21,000	28,174
Chow Sang Sang Holdings International	15,000	14,811
Chow Tai Fook Jewellery Group	32,000	22,610
Chuang's Consortium International	88,000	12,316
CITIC Telecom International Holdings	159,000	52,464
CK Asset Holdings	32,680	177,311
CK Hutchison Holdings	78,180	521,082
CK Infrastructure Holdings	9,500	50,292
CK Life Sciences International Holdings	84,000	9,948
CLP Holdings	23,500	215,260
CNQC International Holdings	42,500	4,612
†Cosmopolitan International Holdings	72,000	9,008
Cowell e Holdings	68,000	15,769
CSI Properties	300,000	8,677
Dah Sing Banking Group	19,600	16,970
Dah Sing Financial Holdings	13,200	37,281
Eagle Nice International Holdings	4,000	1,218
Emperor International Holdings	106,000	17,383
†Esprit Holdings	109,700	9,284
Fairwood Holdings	6,000	11,365
Far East Consortium International	111,000	39,867
†FIH Mobile	344,000	38,133
First Pacific	172,000	31,778
†First Shanghai Investments	16,000	665
Fountain SET Holdings	70,000	9,360
Galaxy Entertainment Group	53,000	279,141

LVIP Dimensional International Core Equity Fund–12

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Get Nice Holdings	752,000	$ 14,031
Giordano International	126,000	22,711
†Global Brands Group Holding	35,800	942
=†Gold-Finance Holdings	80,000	139
†Goodbaby International Holdings	98,000	10,655
Great Eagle Holdings	14,000	36,626
†Great Harvest Maeta Group Holdings	75,000	10,351
Guotai Junan International Holdings	144,000	18,763
Haitong International Securities Group	204,864	51,920
Hang Lung Group	42,000	87,779
Hang Lung Properties	50,000	100,827
Hang Seng Bank	10,700	182,299
Hanison Construction Holdings	16,639	2,416
Henderson Land Development	30,412	115,106
HK Electric Investments	62,000	59,524
HKBN	29,000	45,643
HKR International	50,160	19,172
HKT Trust	170,000	231,208
Hong Kong & China Gas	90,680	148,482
Hong Kong Exchanges & Clearing	13,852	414,996
†Hong Kong Finance Investment Holding Group	158,000	16,016
Hongkong & Shanghai Hotels	42,500	33,831
Hongkong Land Holdings	23,300	87,174
Hysan Development	21,000	67,817
†I-CABLE Communications	16,026	126
IGG	53,000	31,367
IT	50,000	8,579
ITC Properties Group	31,000	3,587
Jacobson Pharma	86,000	15,475
Johnson Electric Holdings	29,500	46,210
K Wah International Holdings	26,000	11,171
Kerry Logistics Network	28,500	35,126
Kerry Properties	27,000	70,605
Kingston Financial Group	186,000	14,461
Kowloon Development	35,000	37,972
Lai Sun Development	30,300	32,448
Lai Sun Garment International	14,305	14,946
†Landing International Development	96,000	3,044
Li & Fung	524,000	68,156
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Lifestyle International Holdings	28,500	$ 23,806
Liu Chong Hing Investment	10,000	9,998
L'Occitane International	27,750	40,053
Luk Fook Holdings International	30,000	60,136
†Macau Legend Development	150,000	16,921
Man Wah Holdings	160,800	87,166
Melco International Development	53,000	75,969
Melco Resorts & Entertainment ADR	600	7,440
Miramar Hotel & Investment	13,000	21,054
MTR	5,788	29,771
NagaCorp	106,000	107,303
Nameson Holdings	38,000	2,135
New World Development	295,077	314,633
†NewOcean Energy Holdings	62,000	9,140
NWS Holdings	72,058	73,433
Pacific Basin Shipping	309,000	36,741
Pacific Textiles Holdings	82,000	39,252
†PC Partner Group	28,000	4,664
PCCW	346,000	189,735
Pico Far East Holdings	58,000	10,100
Polytec Asset Holdings	88,500	9,871
Power Assets Holdings	8,000	47,458
PRADA	21,600	62,554
Public Financial Holdings	24,000	6,576
Regal Hotels International Holdings	18,000	7,197
Regina Miracle International Holdings	29,000	12,646
Sa International Holdings	124,445	18,393
Samsonite International	102,600	96,067
Shangri-La Asia	84,000	56,465
Shenwan Hongyuan	20,000	2,508
Singamas Container Holdings	72,000	3,861
Sino Land	91,726	115,443
SITC International Holdings	132,000	122,868
Sitoy Group Holdings	26,000	1,546
SmarTone Telecommunications Holdings	33,500	19,556
Soundwill Holdings	5,000	4,507
Stella International Holdings	14,000	14,705
Sun Hung Kai & Co.	54,000	20,222
Sun Hung Kai Properties	12,500	163,425

LVIP Dimensional International Core Equity Fund–13

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
■Hong Kong (continued)
SUNeVision Holdings	49,000	$ 28,277
Swire Pacific Class A	15,500	98,668
Swire Pacific Class B	22,500	22,859
Tao Heung Holdings	2,000	255
Techtronic Industries	30,500	193,672
Television Broadcasts	19,200	23,768
Texwinca Holdings	36,000	5,754
TK Group Holdings	26,000	8,901
†TOM Group	44,000	6,924
Tradelink Electronic Commerce	74,000	9,976
Transport International Holdings	13,600	28,598
Tsui Wah Holdings	20,000	810
Union Medical Healthcare	28,000	12,208
United Laboratories International Holdings	36,000	28,740
=Untrade.Pac Andes International holdings	338,000	1,195
Vitasoy International Holdings	38,000	114,357
VPower Group International Holdings	11,000	3,179
VSTECS Holdings	32,000	14,800
VTech Holdings	12,100	87,132
WH Group	460,500	425,045
Wharf Holdings	50,000	87,877
Wheelock & Co.	24,000	162,622
Wing On Co. International	3,000	7,278
Wing Tai Properties	16,000	9,644
Xinyi Glass Holdings	140,000	159,861
Yue Yuen Industrial Holdings	52,000	79,461
		8,995,365
Ireland–0.89%
†AIB Group	39,465	43,760
Bank of Ireland Group	51,381	95,778
C&C Group	21,795	53,073
Cairn Homes	14,466	10,785
CRH	865	23,392
CRH ADR	38,534	1,034,253
Flutter Entertainment	642	57,378
Glanbia	9,701	105,601
Irish Continental Group	13,703	48,227
James Hardie Industries	9,134	106,052
Kerry Group Class A	1,304	151,297
Kingspan Group	7,952	428,808
Paddy Power Betfair	3,425	308,089
†Permanent TSB Group Holdings	929	550
Smurfit Kappa Group	13,172	373,139
UDG Healthcare	2,468	19,202
		2,859,384
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Isle Of Man–0.06%
GVC Holdings	29,211	$ 202,337
		202,337
Israel–0.78%
†Africa Israel Properties	560	14,108
†Airport City	1,492	21,710
Alrov Properties and Lodgings	323	8,841
Arad	603	8,298
†Arko Holdings	22,824	4,168
Ashtrom Group	3,232	35,920
†Azorim-Investment Development & Construction	3,495	5,711
Azrieli Group	254	14,523
Bank Hapoalim	23,645	141,678
Bank Leumi Le-Israel	25,891	142,762
Bayside Land	42	24,306
†Bezeq The Israeli Telecommunication	60,878	44,220
Big Shopping Centers	238	17,164
Blue Square Real Estate	300	11,856
†Brack Capital Properties	158	12,887
Camtek	1,050	9,064
†Cellcom Israel	6,426	18,649
†Clal Insurance Enterprises Holdings	2,208	18,210
Danel Adir Yeoshua	234	16,313
Delek Automotive Systems	3,464	13,445
Delek Group	304	7,957
Delta Galil Industries	368	5,671
†El Al Israel Airlines	17,349	3,398
Elbit Systems	270	34,989
Elbit Systems (New York Shares)	192	24,516
Electra	116	48,280
Electra Consumer Products 1970	515	9,045
†Electra Real Estate	1,339	6,355
†Equital	1,353	26,077
First International Bank of Israel	3,895	94,105
Formula Systems 1985	762	42,073
Fox Wizel	1,055	34,863
†Gilat Satellite Networks	1,455	10,741
†Hadera Paper	295	10,883
†Ham-Let Israel-Canada	535	7,704
Harel Insurance Investments & Financial Services	9,588	51,892
Hilan	1,352	42,118
IDI Insurance	511	13,673
†Industrial Buildings	8,736	18,826

LVIP Dimensional International Core Equity Fund–14

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Inrom Construction Industries	2,596	$ 8,931
Isracard	947	2,541
Israel Chemicals	16,283	51,859
Israel Discount Bank Class A	34,449	100,449
Israel Land Development - Urban Renewal	991	8,931
†Kamada	634	3,858
Kerur Holdings	403	9,720
Malam - Team	207	35,059
Matrix IT	2,451	39,861
Maytronics	4,037	25,241
Mega Or Holdings	1,052	25,732
†Mehadrin	38	1,089
Meitav Dash Investments	2,844	7,315
Menora Mivtachim Holdings	2,003	22,597
Migdal Insurance & Financial Holding	29,788	15,482
Minrav Holdings	60	7,270
Mizrahi Tefahot Bank	4,998	91,992
†Naphtha Israel Petroleum	2,641	9,286
†Nawi Brothers	1,174	4,669
Neto ME Holdings	91	4,178
†Nice	211	30,510
†Nice ADR	848	121,739
†Nova Measuring Instruments	1,159	38,087
Oil Refineries	183,266	49,817
One Software Technologies	180	11,730
OPC Energy	2,934	20,449
†Partner Communications	7,166	26,769
Paz Oil	555	46,350
Phoenix Holdings	7,112	33,903
Plasson Industries	216	7,047
Plus500	5,138	67,964
Priortech	983	8,278
Rami Levy Chain Stores Hashikma Marketing 2006	414	22,849
Scope Metals Group	396	6,462
†Shapir Engineering and Industry	4,570	29,324
Shikun & Binui	16,387	57,711
Shufersal	9,132	51,677
Strauss Group	2,037	53,513
Tadiran Holdings	507	17,476
†Teva Pharmaceutical Industries ADR	12,716	114,190
†Tower Semiconductor	5,841	92,989
YH Dimri Construction & Development	672	18,812
		2,480,705
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy–2.58%
A2A	66,441	$ 81,971
ACEA	3,282	52,091
Amplifon	7,582	154,015
Anima Holding	14,293	37,982
Aquafil	1,318	4,819
†Arnoldo Mondadori Editore	9,603	13,874
Assicurazioni Generali	10,992	148,884
Atlantia	7,510	93,293
Autogrill	10,024	46,516
Avio	1,339	16,592
Azimut Holding	9,520	135,495
=†Banca Carige	7,846	2
Banca Farmafactoring	6,455	33,176
Banca Generali	3,118	64,790
Banca IFIS	2,288	21,992
†Banca Monte dei Paschi di Siena	3,450	4,257
Banca Popolare di Sondrio	26,099	39,382
†Banco BPM	134,908	174,028
Banco di Desio e della Brianza	4,685	14,376
BasicNet	1,798	6,513
BE	10,569	10,303
Biesse	435	4,232
BPER Banca	36,635	111,478
Brembo	10,246	75,973
Brunello Cucinelli	1,999	60,531
Buzzi Unicem	2,778	50,736
Cementir Holding	2,477	13,438
Cerved Group	9,640	57,144
CIR SpA-Compagnie Industriali	42,425	19,558
CNH Industrial	26,713	152,138
Credito Emiliano	13,304	55,779
†Credito Valtellinese	477,622	25,466
Danieli & C Officine Meccaniche	1,426	17,223
Davide Campari-Milano	3,003	21,536
De' Longhi	2,087	34,691
DiaSorin	1,484	195,612
doValue	1,975	12,099
Enav	10,451	46,081
Enel	138,122	952,744
Eni	64,567	641,632
ERG	2,382	42,462
Esprinet	1,533	5,424
Falck Renewables	8,814	45,548
Ferrari	2,515	387,398
Fiera Milano	2,272	6,976
†Fincantieri	11,573	6,998
FinecoBank Banca Fineco	20,424	183,756
Geox	789	631
Gruppo MutuiOnline	1,221	20,496

LVIP Dimensional International Core Equity Fund–15

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†Guala Closures	3,228	$ 17,374
Hera	47,402	171,495
†Illimity Bank	2,200	14,974
IMA Industria Macchine Automatiche	1,092	64,040
†IMMSI	4,790	1,722
Interpump Group	4,707	113,084
Intesa Sanpaolo	158,683	256,759
Iren	32,369	80,656
Italgas	18,912	103,474
†Juventus Football Club	33,533	29,072
Leonardo	15,791	104,397
Maire Tecnimont	9,843	15,212
MARR	2,026	28,725
Massimo Zanetti Beverage Group	2,053	7,825
†Mediaset	31,335	66,343
Mediobanca Banca di Credito Finanziario	21,741	118,558
Moncler	7,433	270,105
†OVS	20,195	17,327
Piaggio & C	13,390	23,658
Poste Italiane	11,551	97,223
Prima Industrie	237	3,334
Prysmian	5,023	79,750
RAI Way	7,667	41,103
Recordati	1,750	73,732
Reno de Medici	19,356	11,593
Reply	1,161	70,587
Rizzoli Corriere Della Sera Mediagroup	17,359	14,055
Sabaf	510	5,355
†Safilo Group	2,772	2,292
†Saipem	25,640	61,816
Salini Impregilo	8,251	10,464
Salvatore Ferragamo	3,358	44,627
Saras	40,141	37,103
Servizi Italia	1,444	3,631
Sesa	667	28,689
Snam	37,804	172,775
Societa Cattolica di Assicurazioni SC	15,820	78,282
SOL	1,200	13,082
Technogym	3,868	25,237
†Telecom Italia	477,061	193,102
†Telecom Italia ADR	6,900	27,324
Telecom Italia RSP	317,675	124,116
Terna Rete Elettrica Nazionale	34,565	217,271
Tinexta	1,206	12,285
Tod's	380	12,671
UniCredit	51,499	398,426
Unieuro	1,596	10,821
Unione di Banche Italiane	89,656	232,134
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Unipol Gruppo	39,682	$ 135,326
UnipolSai Assicurazioni	40,163	98,846
Zignago Vetro	1,349	16,196
		8,260,179
Japan–25.54%
77 Bank	4,800	61,656
A&D	2,600	15,311
ABC-Mart	500	25,024
Achilles	800	12,908
Acom	6,000	24,366
Adastria	1,600	18,261
ADEKA	5,200	64,745
Ad-sol Nissin	1,300	25,930
Advantest	3,800	151,354
Aeon	12,600	279,141
Aeon Delight	900	27,426
Aeon Fantasy	1,000	13,439
AEON Financial Service	5,600	59,831
Aeon Hokkaido	2,300	15,752
Aeon Mall	3,000	37,864
†Aeria	1,700	8,367
AGC	6,700	163,262
Agro-Kanesho	800	11,300
Ahresty	1,900	6,220
Ai Holdings	2,600	32,013
Aica Kogyo	1,900	54,212
Aichi	3,200	20,061
Aichi Bank	600	17,605
Aichi Steel	1,200	34,757
Aichi Tokei Denki	500	18,981
Aida Engineering	5,700	36,056
†Aiful	10,200	22,787
Ain Holdings	1,500	88,170
Air Water	11,700	160,230
Airport Facilities	2,700	10,031
Aisan Industry	2,000	9,305
Aisin Seiki	8,100	198,379
Ajinomoto	3,600	67,084
Ajis	700	12,674
Akatsuki	400	13,345
†Akebono Brake Industry	7,100	10,183
Akita Bank	1,500	21,579
Albis	600	11,440
Alconix	1,500	14,900
Alfresa Holdings	3,600	67,002
Alinco	2,100	18,099
Alpen	2,200	32,612
Alps Alpine	15,024	144,766
Altech	1,980	26,689
Amada Holdings	16,500	129,326
Amano	2,700	59,324
Amiyaki Tei	300	8,282
ANA Holdings	1,000	24,364

LVIP Dimensional International Core Equity Fund–16

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Anest Iwata	1,300	$ 11,941
Anritsu	1,300	23,920
AOKI Holdings	3,000	20,090
Aomori Bank	1,800	43,535
Aoyama Trading	3,400	29,088
Aozora Bank	5,700	108,780
Arakawa Chemical Industries	1,000	11,056
Arata	800	34,206
Arcland Sakamoto	1,600	14,389
Arcland Service Holdings	500	6,695
Arcs	3,000	53,896
Arealink	700	4,535
Ariake Japan	300	18,933
Asahi	1,900	19,752
Asahi Group Holdings	6,300	204,392
Asahi Holdings	3,300	69,191
Asahi Intecc	5,600	138,499
Asahi Kasei	48,000	336,327
Asahi Kogyosha	500	14,668
ASAHI YUKIZAI	1,500	19,278
Asante	800	11,271
Asanuma	500	17,429
Asia Pile Holdings	1,700	6,295
Asics	3,400	31,394
ASKA Pharmaceutical	2,200	22,270
ASKUL	1,000	29,465
Astellas Pharma	30,900	476,087
Ateam	900	4,989
Atom	4,300	33,947
†Atrae	500	11,845
Autobacs Seven	3,800	43,740
Avantia	2,200	11,943
Awa Bank	3,000	63,231
Axial Retailing	1,200	44,018
Azbil	1,600	41,348
Bandai Namco Holdings	3,500	169,761
Bando Chemical Industries	1,500	8,705
Bank of Iwate	1,400	34,710
Bank of Kochi	500	2,948
Bank of Kyoto	2,400	76,061
Bank of Nagoya	700	16,914
Bank of Okinawa	1,580	46,061
Bank of Saga	1,500	15,925
Bank of the Ryukyus	3,500	34,281
Bank of Toyama	500	8,634
Baroque Japan	2,900	16,784
BayCurrent Consulting	1,000	46,863
Belc	900	47,866
Bell System24 Holdings	3,000	31,130
Belluna	3,800	16,857
Benefit One	3,600	46,666
Benesse Holdings	1,200	30,538
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
BeNEXT Group	1,600	$ 7,539
Bic Camera	5,500	44,418
BML	1,000	26,861
Bourbon	500	7,988
Bridgestone	13,700	419,365
Broadleaf	3,800	16,500
Bronco Billy	900	18,107
Brother Industries	11,500	174,184
Bunka Shutter	4,300	31,307
C Uyemura & Co.	300	16,271
Calbee	1,700	45,878
Can Do	500	7,798
Canon	10,400	226,002
Canon Electronics	1,900	27,941
Canon Marketing Japan	1,600	31,647
Capcom	2,600	81,523
Carlit Holdings	2,400	10,286
Casio Computer	5,600	78,351
Cawachi	1,700	37,307
Central Glass	3,800	65,703
Central Japan Railway	1,100	176,298
Central Security Patrols	900	32,350
Central Sports	600	12,687
†Change	800	20,412
Charm Care	3,000	21,102
Chiba Bank	15,400	67,039
Chiba Kogyo Bank	4,900	11,444
Chilled & Frozen Logistics Holdings	700	8,029
Chiyoda	1,800	19,368
Chori	700	9,938
Chubu Electric Power	6,900	97,381
Chubu Shiryo	900	12,010
Chuetsu Pulp & Paper	800	10,282
Chugai Pharmaceutical	500	57,848
Chugai Ro	300	4,066
Chugoku Bank	8,100	71,850
Chugoku Electric Power	5,300	73,947
Chugoku Marine Paints	4,600	37,257
Chukyo Bank	700	14,092
CI Takiron	4,000	22,094
Citizen Watch	26,200	92,439
CKD	1,100	14,827
CK-San-Etsu	100	2,721
Cleanup	2,500	12,290
CMIC Holdings	800	10,616
CMK	2,400	9,813
Coca-Cola Bottlers Japan Holdings	1,475	30,272
cocokara fine	600	31,094
Colowide	2,900	43,845
Computer Engineering & Consulting	800	10,094
COMSYS Holdings	5,300	135,732

LVIP Dimensional International Core Equity Fund–17

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Comture	1,000	$ 20,273
Concordia Financial Group	28,969	84,318
CONEXIO	1,700	21,272
Cosel	1,000	9,067
Cosmo Energy Holdings	5,100	71,177
Cosmos Pharmaceutical	300	71,648
Create Restaurants Holdings	6,200	36,286
Create SD Holdings	1,300	32,520
Credit Saison	11,600	134,580
CTI Engineering	400	6,166
CTS	2,700	13,622
†Curves Holdings	3,600	17,176
CyberAgent	2,600	100,765
Cybozu	2,000	35,070
Dai Nippon Printing	6,400	136,007
Dai Nippon Toryo	2,000	14,611
Daicel	16,200	117,856
Daido Metal	3,800	18,874
Daido Steel	1,500	48,102
Daifuku	2,300	144,137
Daihatsu Diesel Manufacturing	2,100	7,727
Daihen	800	21,360
Daiho	1,000	20,835
Dai-Ichi Cutter Kogyo	1,200	17,885
Daiichi Jitsugyo	600	18,959
Daiichi Kigenso Kagaku-Kogyo	1,000	6,926
Dai-ichi Life Holdings	9,400	111,626
Daiichi Sankyo	900	61,809
Dai-ichi Seiko Class C	300	5,320
Daiichikosho	2,200	58,877
Daiken	800	12,450
Daiken Medical	2,500	15,141
Daiki Aluminium Industry	3,000	15,965
Daikin Industries	3,600	434,570
Daikoku Denki	900	10,221
Daikokutenbussan	800	22,569
Daikyonishikawa	4,000	18,246
Dainichiseika Color & Chemicals Manufacturing	600	13,050
Daio Paper	5,600	75,250
Daiseki	500	10,587
Daishi Hokuetsu Financial Group	3,050	66,282
Daito Pharmaceutical	600	16,422
Daito Trust Construction	1,900	176,441
Daiwa House Industry	16,200	400,258
Daiwa Securities Group	42,900	165,778
Daiwabo Holdings	1,400	66,959
Daiyu Lic Holdings	1,600	10,563
DCM Holdings	8,000	73,996
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
DD Holdings	800	$ 5,903
Denka	5,500	115,070
Denso	3,900	124,622
Dentsu	6,100	117,864
Dexerials	2,900	18,578
DIC	5,000	110,195
Digital Arts	500	21,572
Digital Garage	700	22,259
Digital Hearts Holdings	1,000	6,740
Dip	4,500	72,276
Disco	300	58,366
DKS	600	20,695
DMG Mori	7,100	58,883
Doshisha	3,500	41,381
Doutor Nichires Holdings	1,900	28,827
Dowa Holdings	3,400	88,768
DTS	2,200	38,198
DyDo Group Holdings	700	23,627
Eagle Industry	2,500	15,539
Earth	600	31,760
East Japan Railway	2,500	189,176
Ebara	5,600	105,334
Ebara Jitsugyo	600	12,159
Eco's	1,500	23,116
EDION	6,600	54,444
EF-ON	960	4,072
eGuarantee	2,400	35,000
E-Guardian	700	10,047
Ehime Bank	2,500	27,106
Eidai	3,200	8,190
Eiken Chemical	1,600	29,211
Eisai	300	21,944
Eizo	1,600	46,745
Elecom	1,300	45,106
Electric Power Development	1,300	26,054
Elematec	1,500	10,656
Endo Lighting	1,600	8,656
Enigmo	2,400	18,311
en-japan	1,400	26,011
EPS Holdings	2,100	21,848
eRex	2,300	26,105
ES-Con Japan	1,800	9,880
Eslead	1,400	18,031
ESPEC	900	13,608
Exedy	2,000	29,436
F@N Communications	2,300	8,883
FALCO HOLDINGS	900	14,734
FamilyMart UNY Holdings	4,400	79,006
Fancl	1,900	42,426
Fast Retailing	700	285,629
FCC	2,600	37,749
†FDK	1,200	5,249
Feed One	9,200	12,836

LVIP Dimensional International Core Equity Fund–18

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ferrotec Holdings	2,600	$ 13,110
FIDEA Holdings	18,000	17,016
Fields	5,200	13,616
Financial Products Group	6,000	30,294
FINDEX	1,400	8,788
First Bank of Toyama	3,100	8,456
†First Brothers	1,700	11,078
First Juken	1,000	9,169
Fixstars	1,500	14,122
FJ Next	1,500	11,337
Foster Electric	2,200	22,487
FP	1,000	66,517
France Bed Holdings	1,400	11,808
F-Tech	1,100	4,313
Fudo Tetra	490	5,796
Fuji	3,100	14,758
Fuji Aichi	3,500	53,010
Fuji Ehime	600	9,979
Fuji Electric	8,100	181,621
Fuji Kyuko	1,000	25,709
Fuji Miyagi	700	12,010
Fuji Oil	6,500	11,352
Fuji Oil Holdings	1,700	40,912
Fuji Seal International	2,700	47,572
Fuji Soft	1,000	32,104
Fujibo Holdings	300	7,982
Fujicco	600	10,797
FUJIFILM Holdings	1,700	83,775
Fujikura	24,000	68,830
Fujikura Composites	3,700	12,069
Fujikura Kasei	1,700	7,696
Fujimori Kogyo	900	24,250
Fujisash	13,300	8,339
Fujita Kanko	400	5,762
Fujitec	1,500	19,180
Fujitsu	3,200	288,220
Fujitsu Frontech	700	6,564
Fujitsu General	3,000	53,994
Fukuda	400	15,573
Fukui Bank	1,800	25,213
Fukui Computer Holdings	500	10,072
Fukuoka Financial Group	9,900	130,596
Fukushima Bank	1,600	2,357
Fukushima Galilei	700	21,871
Fukuyama Transporting	1,400	49,818
FULLCAST Holdings	1,000	11,437
Funai Soken Holdings	1,800	35,569
Furukawa	3,300	32,211
Furukawa Battery	2,300	11,562
Furukawa Electric	5,600	100,902
Furuno Electric	2,500	19,380
Furusato Industries	500	6,655
Furuya Metal	600	25,990
Furyu	2,700	20,535
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Fuso Chemical	1,200	$ 33,651
Fuso Pharmaceutical Industries	400	7,740
Futaba Industrial	7,100	29,732
Future	2,000	25,848
Fuyo General Lease	1,500	75,939
G-7 Holdings	1,600	34,174
Gakken Holdings	2,400	40,856
Gakkyusha	900	9,655
Gecoss	900	6,514
Geo Holdings	3,500	42,371
Geostr	1,400	3,837
Giken	800	26,046
GLOBERIDE	700	12,070
Glory	2,200	50,548
GMO Cloud	800	12,254
GMO Financial Holdings	2,700	11,443
GMO internet	4,400	73,399
GMO Payment Gateway	800	56,068
Godo Steel	1,200	23,304
Goldcrest	1,400	21,044
Goldwin	800	44,425
GS Yuasa	5,000	66,913
G-Tekt	1,700	17,296
GungHo Online Entertainment	1,580	22,023
Gunma Bank	28,900	87,229
Gunze	1,100	36,868
Gurunavi	3,200	16,374
H2O Retailing	7,100	51,780
HABA Laboratories	400	17,158
Hachijuni Bank	23,600	85,027
Hagihara Industries	1,300	16,947
Hagiwara Electric Holdings	400	8,109
Hakudo	1,100	13,154
Hakuhodo DY Holdings	5,200	52,468
Hakuto	1,300	11,608
Halows	800	20,183
Hamakyorex	1,000	24,283
Hamamatsu Photonics	1,000	40,635
Hankyu Hanshin Holdings	4,600	154,538
Hanwa	2,100	32,516
Happinet	800	8,088
Harada Industry	1,800	13,784
Harima Chemicals Group	2,600	26,921
Haseko	18,700	198,872
Hazama Ando	15,000	95,081
Heiwa	3,300	61,637
Heiwa Real Estate	1,500	38,751
Heiwado	2,200	38,719
Helios Techno Holding	2,500	7,280
Hibino	500	5,732
Hiday Hidaka	792	11,153

LVIP Dimensional International Core Equity Fund–19

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hikari Tsushin	500	$ 83,666
Hino Motors	14,600	77,864
Hioki EE	100	2,838
Hirakawa Hewtech	600	4,875
Hirata	400	16,843
Hiroshima Bank	17,900	74,531
HIS	1,900	24,774
Hitachi	15,900	456,750
Hitachi Capital	5,900	110,974
Hitachi Chemical	3,100	131,915
Hitachi Construction Machinery	4,300	86,241
Hitachi High-Technologies	1,500	110,808
Hitachi Metals	2,500	26,242
Hitachi Transport System	3,500	75,903
Hitachi Zosen	8,800	28,117
Hochiki	1,300	16,387
Hodogaya Chemical	400	11,331
Hogy Medical	1,600	49,983
Hokkaido Coca-Cola Bottling	200	6,528
Hokkaido Electric Power	9,500	41,022
Hokkan Holdings	800	11,405
Hokkoku Bank	1,900	59,323
Hokuetsu	9,600	35,844
Hokuetsu Industries	2,000	19,881
Hokuhoku Financial Group	7,700	68,569
Hokuriku Electric Power	7,900	55,272
Hokuto	600	10,480
Honda Motor	24,300	543,747
Honda Motor ADR	3,200	71,872
H-One	800	3,672
Honeys Holdings	2,400	24,055
Honma Golf	17,500	8,998
Hoosiers Holdings	1,000	5,515
Horiba	2,300	113,602
Hoshizaki	200	14,960
Hosokawa Micron	600	26,457
Howa Machinery	1,300	7,487
Hoya	3,600	306,113
Hulic	6,700	67,804
Hyakugo Bank	12,500	34,963
Hyakujushi Bank	2,400	43,474
Ibiden	2,300	50,195
IBJ	1,500	6,868
IBJ Leasing	1,900	37,069
Ichibanya	600	24,832
Ichigo	17,500	40,432
Ichiken	800	8,899
Ichikoh Industries	2,000	8,831
Ichinen Holdings	1,200	12,738
Ichiyoshi Securities	4,600	18,962
Idec	2,000	25,186
Idemitsu Kosan	9,796	223,581
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
IDOM	9,500	$ 34,502
Ihara Science	1,200	12,749
IHI	8,900	103,646
Iida Group Holdings	3,500	48,374
Iino Kaiun Kaisha	5,000	14,280
IJT Technology Holdings	2,700	10,390
IMAGICA GROUP	1,900	6,181
Imasen Electric Industrial	600	3,614
Inaba Denki Sangyo	1,800	38,244
Inaba Seisakusho	900	10,622
Inabata & Co.	2,800	30,385
I-Net	1,100	13,440
Infocom	800	18,279
Infomart	7,800	51,329
Information Services International-Dentsu	900	32,699
Innotech	4,500	35,664
Inpex	34,500	193,547
Intage Holdings	2,000	14,803
Internet Initiative Japan	2,800	91,907
Inui Global Logistics	1,200	13,778
I-O Data Device	1,400	10,382
IR Japan Holdings	800	42,794
Iriso Electronics	1,300	38,031
Iseki & Co.	2,300	24,020
Isetan Mitsukoshi Holdings	15,200	88,187
Ishihara Sangyo Kaisha	1,600	8,095
†Istyle	4,000	7,627
Isuzu Motors	20,800	137,652
Ito En	1,300	68,668
ITOCHU	11,000	227,641
Itochu Enex	3,700	28,752
Itochu Techno-Solutions	2,100	59,809
Itochu-Shokuhin	300	12,139
Itoham Yonekyu Holdings	12,400	72,962
Itoki	4,300	12,595
IwaiCosmo Holdings	2,000	17,387
Iwaki & Co.	2,300	9,164
Iwasaki Electric	900	10,584
Iwatani	3,000	100,450
Iyo Bank	16,900	84,980
Izumi	1,800	49,581
J Front Retailing	10,400	85,835
J Trust	7,800	16,213
JAC Recruitment	1,300	12,148
Jaccs	1,400	23,741
Jalux	300	4,175
Jamco	400	2,588
Janome Sewing Machine	1,000	2,701
Japan Airlines	7,400	135,993
Japan Airport Terminal	1,000	38,432
Japan Asia Group	4,000	9,110
†Japan Asset Marketing	3,900	3,079

LVIP Dimensional International Core Equity Fund–20

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Aviation Electronics Industry	4,000	$ 47,866
Japan Cash Machine	2,400	11,982
†Japan Display	40,900	18,403
Japan Elevator Service Holdings	1,000	22,871
Japan Exchange Group	11,300	198,303
Japan Investment Adviser	700	4,028
Japan Lifeline	2,500	31,326
Japan Material	4,100	53,359
Japan Medical Dynamic Marketing	1,400	21,135
Japan Post Holdings	19,900	155,670
Japan Property Management Center	1,500	14,781
Japan Pulp & Paper	800	27,841
Japan Securities Finance	8,700	39,691
Japan Steel Works	5,500	65,841
Japan Tobacco	19,400	358,836
Japan Transcity	3,000	12,924
Japan Wool Textile	4,700	40,660
JCU	2,100	43,400
Jeol	1,400	33,845
JFE Holdings	12,900	83,593
JGC	9,200	73,435
Jimoto Holdings	19,300	16,222
JINS	600	32,855
JK Holdings	1,500	9,571
JM Holdings	800	16,341
JMS	1,500	12,091
J-Oil Mills	700	29,574
Joshin Denki	1,000	19,180
JSP	1,400	18,144
JSR	1,800	32,899
JTEKT	12,000	81,048
Juki	2,600	13,112
Juroku Bank	1,800	31,393
Justsystems	900	40,894
JVC Kenwood	16,000	28,760
JXTG Holdings	94,450	321,828
Kadoya Sesame Mills	300	10,219
Kaga Electronics	1,700	26,609
Kagome	1,300	33,707
Kajima	16,500	168,655
Kakaku.com	2,700	49,381
Kaken Pharmaceutical	1,800	83,909
Kakiyasu Honten	700	14,886
Kameda Seika	300	13,736
Kamei	1,600	14,966
Kamigumi	5,100	86,086
Kanaden	1,100	12,727
Kanagawa Chuo Kotsu	400	14,802
Kanamic Network	1,800	8,636
Kanamoto	2,500	48,377
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kandenko	7,000	$ 55,632
Kaneka	2,900	69,111
Kaneko Seeds	900	11,179
Kanematsu	6,800	69,327
Kanematsu Electronics	800	25,060
Kansai Electric Power	7,500	83,482
Kansai Mirai Financial Group	3,022	10,865
Kansai Paint	2,000	37,936
Kanto Denka Kogyo	4,200	29,897
Kao	6,100	496,956
Kasai Kogyo	2,600	12,669
Kato Sangyo	1,200	37,738
Kato Works	400	4,356
KAWADA TECHNOLOGIES	200	9,995
Kawai Musical Instruments Manufacturing	900	20,032
Kawasaki Heavy Industries	10,800	155,389
†Kawasaki Kisen Kaisha	4,000	29,733
KDDI	43,700	1,290,836
Keihan Holdings	3,300	146,379
Keihanshin Building	2,700	33,370
Keihin	3,600	84,218
Keikyu	4,300	72,345
Keio	1,300	76,743
Keisei Electric Railway	1,000	28,898
Keiyo	3,000	13,709
Keiyo Bank	9,000	44,297
Kenedix	6,500	24,669
Kenko Mayonnaise	500	9,402
Kewpie	3,900	78,058
Keyence	700	225,059
KFC Holdings Japan	700	14,917
KH Neochem	1,600	22,475
Kikkoman	700	29,680
Kintetsu Department Store	700	16,292
Kintetsu Group Holdings	2,500	115,705
Kintetsu World Express	2,900	42,367
Kirin Holdings	11,400	225,153
Kirindo Holdings	500	7,953
Ki-Star Real Estate	600	6,256
Kitagawa	600	8,503
Kita-Nippon Bank	400	7,277
Kitano Construction	300	7,036
Kitanotatsujin	3,800	18,455
Kito	2,000	18,372
Kitz	5,100	30,655
Kiyo Bank	4,100	60,558
†KLab	4,300	26,923
Koa	2,000	16,385
Koatsu Gas Kogyo	2,000	13,275
Kobayashi Pharmaceutical	300	27,756
Kobe Bussan	2,400	94,321
†Kobe Electric Railway	500	17,795

LVIP Dimensional International Core Equity Fund–21

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Kobe Steel	26,200	$ 80,584
Kohnan Shoji	1,900	38,481
Koito Manufacturing	4,200	141,200
Kojima	4,600	14,479
Kokuyo	4,600	64,044
Komatsu	23,600	381,929
Komatsu Matere	1,700	11,571
Komatsu Wall Industry	700	12,709
KOMEDA Holdings	3,200	49,287
Komehyo	1,100	7,380
Komeri	3,000	53,579
Konaka	2,400	6,515
Konami Holdings	2,200	67,480
Kondotec	2,100	17,983
Konica Minolta	32,500	130,938
Konishi	1,200	15,863
Konoike Transport	1,600	17,066
Konoshima Chemical	1,400	8,734
Kose	600	74,245
Koshidaka Holdings	3,600	12,195
Kotobuki Spirits	1,000	44,913
Kourakuen Holdings	500	6,278
Krosaki Harima	500	18,831
KRS	600	8,884
K's Holdings	8,100	76,544
Kubota	6,700	85,218
Kumagai Gumi	1,700	39,127
Kumiai Chemical Industry	4,770	36,710
Kura	700	26,116
Kurabo Industries	800	19,071
Kuraray	19,100	192,173
Kureha	1,400	56,768
Kurimoto	800	13,968
Kurita Water Industries	3,900	89,475
Kuriyama Holdings	1,400	5,722
Kusuri no Aoki Holdings	800	66,626
†KYB	1,900	36,238
Kyodo Printing	400	10,051
Kyoei Steel	2,300	26,420
Kyokuto Boeki Kaisha	700	8,396
Kyokuto Kaihatsu Kogyo	2,300	25,010
Kyokuto Securities	1,000	5,396
Kyokuyo	500	11,780
Kyoritsu Maintenance	1,700	37,407
Kyoritsu Printing	3,400	4,815
Kyosan Electric Manufacturing	4,100	17,543
Kyowa Exeo	3,700	82,049
Kyudenko	2,400	64,662
Kyushu Electric Power	10,000	80,203
Kyushu Financial Group	24,500	93,286
Kyushu Railway	2,200	63,196
LAC	800	5,543
†Laox	4,600	5,396
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Lasertec	4,300	$ 199,389
Lawson	1,400	76,846
LEC	1,800	17,934
†Leopalace21	4,600	11,284
Life	900	24,758
LIFULL	5,900	16,550
Linical	1,000	7,527
Link And Motivation	1,400	3,955
Lintec	2,900	60,693
Lion	2,000	42,653
LIXIL Group	9,600	118,283
LIXIL VIVA	2,100	35,634
Look Holdings	1,600	11,230
†M&A Capital Partners	400	9,526
M3	8,000	235,977
Mabuchi Motor	1,000	29,670
Macnica Fuji Electronics Holdings	4,600	56,513
Macromill	3,300	18,989
Maeda	6,900	50,679
Maeda Kosen	900	17,001
Maeda Road Construction	1,100	20,532
Makino Milling Machine	2,100	54,976
Mani	2,100	51,504
Marubeni	19,900	98,765
Marubun	2,400	10,521
Marudai Food	1,600	28,882
Maruha Nichiro	2,200	45,908
Marui Group	5,300	88,662
Maruka Machinery	900	15,566
Marusan Securities	3,900	16,381
Maruwa	400	24,212
Maruwa Unyu Kikan	800	18,026
Maruzen CHI Holdings	3,500	12,006
Maruzen Showa Unyu	800	17,596
Marvelous	2,500	12,381
Matching Service Japan	900	5,279
Matsuda Sangyo	800	9,366
Matsumotokiyoshi Holdings	1,400	51,035
Matsuoka	1,600	24,882
Matsuyafoods Holdings	200	7,284
Maxell Holdings	3,000	29,412
Maxvalu Tokai	500	8,921
Mazda Motor	14,300	75,516
McDonald's Holdings	1,000	45,102
MCJ	5,000	27,473
Mebuki Financial Group	36,090	73,202
Medical System Network	4,100	16,390
Medipal Holdings	1,900	35,503
Megmilk Snow Brand	3,500	79,499
Meidensha	2,200	32,768
MEIJI Holdings	2,600	184,252
Meiko Electronics	1,200	14,681

LVIP Dimensional International Core Equity Fund–22

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Meiko Network Japan	1,900	$ 13,377
Meitec	1,600	63,451
Meiwa	4,900	22,496
Menicon	1,400	62,469
METAWATER	400	14,260
Michinoku Bank	2,000	22,067
Micronics Japan	1,100	7,888
Mie Kotsu Group Holdings	2,500	11,754
Mikuni	1,600	3,612
Milbon	800	40,285
MIMAKI ENGINEERING	3,000	11,349
Mimasu Semiconductor Industry	1,100	17,843
MINEBEA MITSUMI	10,332	152,608
Ministop	600	8,094
Miraca Holdings	4,000	84,292
Mirait Holdings	6,200	76,974
Miroku Jyoho Service	900	19,803
MISUMI Group	2,600	56,240
Mitani	600	29,864
Mitani Sekisan	800	33,891
Mito Securities	5,800	10,200
Mitsuba	2,400	9,261
Mitsubishi	16,600	351,127
Mitsubishi Chemical Holdings	40,800	242,272
Mitsubishi Electric	28,300	345,719
Mitsubishi Estate	3,100	45,784
Mitsubishi Gas Chemical	8,900	96,038
Mitsubishi Heavy Industries	13,400	337,706
Mitsubishi Kakoki Kaisha	700	10,358
Mitsubishi Logisnext	3,300	26,500
Mitsubishi Logistics	3,000	60,391
Mitsubishi Materials	5,500	112,437
Mitsubishi Motors	30,100	84,808
Mitsubishi Paper Mills	2,100	6,859
Mitsubishi Pencil	1,400	18,378
Mitsubishi Research Institute	500	15,206
Mitsubishi Shokuhin	1,200	30,722
Mitsubishi Steel Manufacturing	600	4,404
Mitsubishi UFJ Financial Group	115,200	431,027
Mitsubishi UFJ Lease & Finance	22,700	111,112
Mitsuboshi Belting	1,000	11,165
Mitsui Chemicals	9,300	175,046
†Mitsui E&S Holdings	6,300	30,258
Mitsui Fudosan	10,900	188,730
Mitsui High-Tec	900	9,337
Mitsui Matsushima Holdings	1,700	13,791
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Mining & Smelting	4,500	$ 74,728
Mitsui OSK Lines	6,200	99,374
Mitsui Sugar	1,800	34,609
Mitsui-Soko Holdings	1,000	12,889
Miyaji Engineering Group	900	13,385
Miyazaki Bank	900	19,816
Mizuho Financial Group	284,700	326,630
Mizuho Financial Group ADR	5,700	13,167
Mizuno	1,700	29,353
Mochida Pharmaceutical	400	15,449
Modec	900	10,805
Monex Group	14,000	22,062
Monogatari	700	40,277
MonotaRO	2,300	60,769
MORESCO	700	5,557
Morinaga & Co.	1,800	73,686
Morinaga Milk Industry	3,200	123,429
Moriroku Holdings	1,700	23,519
Morita Holdings	1,100	16,840
Morito	1,400	9,538
Morozoff	400	19,289
Mory Industries	200	4,630
MS&AD Insurance Group Holdings	6,200	172,987
MTI	1,200	6,037
Mugen Estate	2,200	8,542
Murata Manufacturing	7,500	372,860
Musashi Seimitsu Industry	4,800	36,711
Musashino Bank	2,100	26,617
N Field	800	2,758
Nabtesco	5,700	130,386
NAC	2,400	17,490
Nachi-Fujikoshi	1,300	34,790
Nafco	1,600	14,477
Nagano Bank	700	7,277
Nagase & Co.	9,300	109,303
Nagatanien Holdings	1,000	20,567
Nagawa	300	18,980
Nagoya Railroad	2,700	75,912
Nakabayashi	2,100	10,482
Nakamuraya	500	18,244
Nakanishi	1,200	15,893
Nakayama Steel Works	3,400	12,598
Nankai Electric Railway	3,800	86,320
Nanto Bank	3,000	61,790
NEC	9,600	349,567
NEC Capital Solutions	700	11,896
NEC Networks & System Integration	800	32,429
NET One Systems	3,200	66,584
Neturen	2,000	12,987
Nexon	4,000	65,363
Nextage	2,100	13,665

LVIP Dimensional International Core Equity Fund–23

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nexyz Group	1,100	$ 9,923
NGK Insulators	7,800	101,516
NGK Spark Plug	8,600	120,549
NH Foods	900	31,321
NHK Spring	13,900	90,669
Nichias	3,500	64,946
Nichiban	1,500	20,722
Nichicon	4,500	27,955
Nichiden	700	13,753
Nichiha	2,000	37,791
NichiiGakkan	3,800	36,220
Nichi-iko Pharmaceutical	2,800	37,069
Nichirei	5,500	154,868
Nichirin	1,300	15,125
Nidec	2,400	123,683
Nidec ADR	1,000	26,340
Nifco	5,000	89,562
Nihon Chouzai	800	12,250
†Nihon Dempa Kogyo	3,000	9,306
Nihon Flush	2,200	19,232
Nihon House Holdings	2,600	7,025
Nihon Kohden	1,300	49,095
Nihon M&A Center	4,500	122,561
Nihon Nohyaku	2,400	9,257
Nihon Parkerizing	3,600	37,134
Nihon Plast	1,900	7,659
Nihon Tokushu Toryo	600	4,368
Nihon Unisys	3,400	90,689
Nihon Yamamura Glass	1,000	7,860
Nikkiso	3,300	24,346
Nikkon Holdings	4,500	87,738
Nikon	9,700	89,029
Nintendo	400	155,461
Nippo	3,000	65,877
Nippon Air Conditioning Services	1,800	11,267
Nippon Carbide Industries	800	7,417
Nippon Carbon	1,000	29,613
Nippon Chemical Industrial	600	12,240
Nippon Chemi-Con	2,100	22,884
Nippon Chemiphar	300	6,867
Nippon Coke & Engineering	18,200	10,319
Nippon Commercial Development	700	8,690
Nippon Concrete Industries	2,600	6,448
†Nippon Denko	6,400	8,847
Nippon Densetsu Kogyo	2,800	54,385
Nippon Electric Glass	3,900	51,936
Nippon Express	4,200	204,871
Nippon Flour Mills	3,700	57,785
Nippon Gas	2,900	95,659
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nippon Kayaku	4,900	$ 45,024
Nippon Kodoshi	800	6,647
Nippon Koei	800	21,750
Nippon Light Metal Holdings	42,700	66,483
Nippon Paint Holdings	700	36,437
Nippon Paper Industries	6,600	93,839
Nippon Parking Development	13,600	16,931
Nippon Pillar Packing	1,300	15,060
Nippon Piston Ring	800	8,370
Nippon Road	600	38,040
Nippon Seisen	400	11,007
†Nippon Sharyo	1,700	42,914
Nippon Sheet Glass	8,700	26,581
Nippon Shinyaku	300	23,492
Nippon Shokubai	900	41,079
Nippon Signal	2,100	20,451
Nippon Soda	2,600	64,480
Nippon Steel	26,310	224,275
Nippon Steel & Sumikin Bussan	1,400	47,199
Nippon Suisan Kaisha	26,600	117,059
Nippon Systemware	1,500	24,002
Nippon Telegraph & Telephone	10,400	248,733
Nippon Thompson	6,000	20,238
Nippon Yakin Kogyo	1,540	23,836
Nippon Yusen	11,600	137,015
Nipro	11,100	130,568
Nishimatsu Construction	3,000	57,278
Nishimoto	100	1,868
Nishi-Nippon Financial Holdings	9,600	53,853
Nishi-Nippon Railroad	2,300	56,478
Nishio Rent All	2,000	41,792
Nissan Chemical	2,900	105,030
Nissan Motor	49,900	166,951
Nissan Shatai	4,700	40,808
Nissei ASB Machine	400	11,559
Nissei Plastic Industrial	1,500	12,760
Nissha	2,100	13,873
Nisshin Oillio Group	1,900	63,944
Nisshinbo Holdings	11,768	77,904
Nissin	1,000	14,692
Nissin Electric	2,100	17,856
Nissin Kogyo	3,800	77,501
Nitori Holdings	600	81,084
Nitta	1,800	34,917
Nitto Denko	4,700	208,769
Nitto Fuji Flour Milling	300	16,134
Nitto Kogyo	2,100	33,352
Nitto Seiko	3,100	15,011
Nittoc Construction	3,400	23,136

LVIP Dimensional International Core Equity Fund–24

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Noda	1,000	$ 5,680
Noevir Holdings	700	35,599
NOF	2,500	78,947
Nohmi Bosai	900	16,604
Nojima	2,100	34,520
NOK	4,500	49,285
Nomura	6,500	49,200
Nomura Holdings	40,800	172,180
Nomura Real Estate Holdings	4,700	76,050
Nomura Research Institute	2,820	59,566
Noritake	1,100	34,737
Noritsu Koki	2,200	18,710
Noritz	2,000	21,805
North Pacific Bank	17,800	33,509
NS Solutions	1,100	26,718
NS Tool	1,000	22,370
NS United Kaiun Kaisha	700	8,963
NSD	1,800	23,990
NSK	16,500	105,026
NTN	46,900	81,044
NTT Data	7,100	67,965
NTT DOCOMO	15,100	472,223
Obara Group	900	19,133
Obayashi	36,400	308,873
Obic	300	39,087
Odakyu Electric Railway	5,200	114,198
Oenon Holdings	3,500	12,714
Ogaki Kyoritsu Bank	3,100	62,247
Ohsho Food Service	400	21,385
Oiles	2,600	32,712
Oita Bank	1,400	24,644
Oji Holdings	45,900	244,012
Okabe	2,800	18,695
Okamoto Industries	800	28,605
Okamoto Machine Tool Works	700	10,911
Okamura	2,600	20,733
Okasan Securities Group	14,000	44,148
Oki Electric Industry	7,000	65,436
Okinawa Cellular Telephone	800	26,644
Okinawa Electric Power	1,856	33,974
OKUMA	1,500	48,101
Okura Industrial	800	11,701
Okuwa	2,100	33,648
Olympus	17,600	253,709
Omron	1,400	72,384
Onoken	1,400	14,621
Onward Holdings	5,500	24,173
†Open Door	1,300	8,801
Open House	3,400	69,963
Optex Group	800	7,351
Oracle	500	43,611
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Organo	1,600	$ 80,915
Orient	33,000	36,763
Oriental Land	800	102,126
Osaka Gas	5,300	99,521
Osaka Organic Chemical Industry	1,700	23,458
Osaka Soda	800	18,945
Osaki Electric	4,100	20,196
OSG	4,800	63,649
OSJB Holdings	3,400	7,509
Otsuka	1,300	55,420
Otsuka Holdings	1,300	50,724
Outsourcing	5,600	24,185
Pacific Industrial	3,500	30,283
Pack	700	23,328
PAL GROUP Holdings	2,200	26,723
Pan Pacific International Holdings	7,600	143,924
Panasonic	65,800	498,133
Paramount Bed Holdings	1,100	45,469
Park24	4,800	70,760
Pasona Group	2,500	19,822
Pegasus Sewing Machine Manufacturing	1,900	6,191
Penta-Ocean Construction	22,600	118,331
Pepper Food Service	400	1,615
†PeptiDream	1,600	55,694
Persol Holdings	9,600	96,059
Pigeon	2,400	91,885
Pilot	2,300	76,130
Piolax	900	12,541
Plenus	1,000	17,100
Pola Orbis Holdings	1,400	25,738
Poletowin Pitcrew Holdings	1,400	9,990
Press Kogyo	6,300	14,029
Pressance	2,900	25,520
Prestige International	3,400	25,947
Prima Meat Packers	2,400	54,334
Proto	1,400	11,112
PS Mitsubishi Construction	2,300	10,816
Punch Industry	1,000	3,763
Qol	1,000	12,219
Quick	700	6,342
Raito Kogyo	2,000	22,614
Raiznext	3,000	33,799
Rakus	2,600	38,523
Rakuten	29,800	224,664
Rasa Industries	900	11,076
Raysum	1,600	9,783
Recruit Holdings	13,300	343,556
Relia	1,600	15,492
Relo Group	3,900	81,489

LVIP Dimensional International Core Equity Fund–25

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Renaissance	1,100	$ 10,207
†Renesas Electronics	38,700	137,659
Rengo	14,200	110,379
†RENOVA	1,600	13,586
Resona Holdings	60,400	181,098
Resorttrust	6,200	60,552
Retail Partners	1,600	9,380
Ricoh	19,800	144,565
Ricoh Leasing	1,500	39,372
Ride On Express Holdings	1,100	13,499
Right On	2,400	11,231
Riken	400	10,130
Riken Keiki	800	15,033
Riken Technos	2,900	10,309
Riken Vitamin	1,000	20,312
Ringer Hut	400	7,671
Rion	1,000	20,924
Riso Kagaku	700	10,563
Riso Kyoiku	9,000	23,853
Rock Field	900	12,228
Rohm	800	43,426
Rohto Pharmaceutical	3,000	81,967
Rokko Butter	1,000	12,632
Roland DG	1,500	16,152
Rorze	1,000	28,417
Round One	5,000	26,005
Royal Holdings	1,700	27,662
RS Technologies	400	7,750
Ryobi	1,600	19,509
Ryoden	1,300	15,540
Ryohin Keikaku	12,900	143,456
Ryosan	1,600	35,198
S Foods	800	16,525
S&B Foods	600	22,826
Sac's Bar Holdings	900	5,116
Saibu Gas	1,000	24,164
Saizeriya	1,500	28,301
Sakai Chemical Industry	1,000	16,522
Sakai Heavy Industries	300	6,682
Sakai Moving Service	500	26,490
Sakata INX	2,800	23,423
Sakura Internet	2,500	10,730
Sala	1,600	8,230
SAMTY	1,800	19,946
San ju San Financial Group	1,440	19,896
San-A Class A	600	24,961
San-Ai Oil	4,300	44,576
†Sanden Holdings	1,000	3,320
Sanei Architecture Planning	1,000	10,982
Sangetsu	1,100	16,281
San-In Godo Bank	14,200	71,446
Sanken Electric	2,200	42,627
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sanki Engineering	3,200	$ 35,826
Sankyo	1,700	49,301
Sankyo Frontier	500	14,833
Sankyo Tateyama	2,400	22,895
Sankyu	2,900	108,054
Sanoh Industrial	4,800	30,261
Sanshin Electronics	1,200	15,500
Santen Pharmaceutical	1,700	29,175
Sanwa Holdings	13,000	100,958
Sanyo Chemical Industries	500	18,223
Sanyo Denki	400	15,957
Sanyo Electric Railway	600	11,186
Sanyo Special Steel	1,500	13,402
Sanyo Trading	1,000	7,602
Sapporo Holdings	4,800	88,284
Sato Holdings	1,200	23,410
Sato Shoji	700	5,414
Satori Electric	2,400	19,649
Sawada Holdings	1,600	13,359
Sawai Pharmaceutical	2,100	112,520
SB Technology	1,300	25,616
SBI Holdings	6,800	99,078
SBS Holdings	1,000	16,146
Scala	1,600	6,252
SCREEN Holdings	900	32,938
Scroll	4,000	10,666
SCSK	1,200	53,090
SEC Carbon	300	17,122
Secom	1,300	107,521
Seed	1,000	7,506
Sega Sammy Holdings	8,900	107,977
Seibu Holdings	12,500	137,791
Seika	900	9,018
Seikagaku	3,100	32,175
Seikitokyu Kogyo	2,900	21,879
Seiko Epson	12,200	131,308
Seiko Holdings	2,700	43,291
Seino Holdings	7,600	82,513
Seiren	1,900	22,757
Sekisui Chemical	14,300	188,389
Sekisui House	7,900	130,287
Sekisui Plastics	2,500	12,917
Senko Group Holdings	8,600	66,530
Senshu Electric	600	13,391
Senshu Ikeda Holdings	19,500	29,398
Senshukai	1,500	4,950
Seria	2,000	57,844
Seven & i Holdings	19,900	657,195
Seven Bank	32,600	84,135
SFP Holdings	1,300	16,663
Sharp	5,600	58,131
Shibaura Electronics	600	11,281
Shibaura Mechatronics	600	13,105
Shibusawa Warehouse	700	13,096

LVIP Dimensional International Core Equity Fund–26

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shibuya	1,300	$ 30,458
†SHIFT	300	19,419
Shiga Bank	3,400	80,495
Shikoku Bank	2,900	22,870
Shikoku Chemicals	2,000	18,220
Shikoku Electric Power	5,500	43,383
Shima Seiki Manufacturing	1,700	22,292
Shimachu	3,200	78,662
Shimadzu	1,900	49,587
Shimamura	800	48,347
Shimano	200	28,523
Shimizu	21,900	170,422
Shimizu Bank	1,100	18,767
Shin Nippon Air Technologies	1,000	19,920
Shinagawa Refractories	700	14,347
Shindengen Electric Manufacturing	300	6,413
Shin-Etsu Chemical	5,400	530,751
Shin-Etsu Polymer	4,100	31,944
Shinko Electric Industries	4,100	39,050
Shinko Shoji	2,200	18,071
Shinmaywa Industries	5,200	53,788
Shinnihon	2,400	18,197
Shinoken Group	2,800	19,451
Shinsei Bank	10,300	136,421
Shinsho	700	12,242
Shinwa	400	6,405
Shionogi & Co.	3,400	167,482
Ship Healthcare Holdings	2,500	102,042
Shiseido	5,000	293,862
Shizuki Electric	1,400	5,815
Shizuoka Bank	14,200	86,218
Shizuoka Gas	4,100	33,118
Shoei	1,200	25,065
Shoei Foods	600	21,888
Shofu	1,000	16,288
Showa	4,500	93,807
Showa Denko	9,100	186,697
Showa Sangyo	600	17,858
SIGMAXYZ	2,000	22,888
Siix	1,200	9,604
Sinanen Holdings	600	14,593
Sinfonia Technology	1,200	10,583
Sinko Industries	1,600	20,498
SK-Electronics	700	6,062
SKY Perfect JSAT Holdings	8,900	31,820
Skylark Holdings	6,800	100,810
SMK	200	4,266
SMS	3,100	59,786
Sodick	4,700	27,962
Softbank	9,500	121,017
SoftBank Group	49,900	1,766,579
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sohgo Security Services	900	$ 43,685
Sojitz	64,000	150,057
Soken Chemical & Engineering	1,100	10,132
Solasto	1,900	17,628
Sompo Holdings	2,600	80,142
Sony	21,800	1,291,291
Sony Financial Holdings	2,900	48,696
Sotetsu Holdings	2,200	56,391
Space Value Holdings	2,600	8,943
Sparx Group	4,800	7,389
SPK	1,000	11,660
S-Pool	4,800	24,329
Square Enix Holdings	800	35,741
SRA Holdings	1,000	19,736
Srg Takamiya	2,400	9,283
St Marc Holdings	900	14,434
Stanley Electric	5,000	98,143
Star Micronics	1,700	17,015
Starts	3,000	55,591
Starzen	400	16,440
Stella Chemifa	400	8,867
Strike	600	19,450
Studio Alice	900	12,311
Subaru	12,800	244,673
Sugi Holdings	900	48,194
Sugimoto & Co.	800	13,088
SUMCO	17,300	219,828
Sumida	2,500	15,236
Suminoe Textile	800	12,585
Sumitomo	9,500	108,340
Sumitomo Bakelite	1,600	33,656
Sumitomo Chemical	55,300	163,381
Sumitomo Dainippon Pharma	5,400	70,099
Sumitomo Densetsu	900	18,417
Sumitomo Electric Industries	23,100	241,348
Sumitomo Forestry	13,400	171,084
Sumitomo Heavy Industries	7,100	127,030
Sumitomo Metal Mining	6,700	136,978
Sumitomo Mitsui Construction	14,700	64,635
Sumitomo Mitsui Financial Group	14,500	352,254
Sumitomo Mitsui Financial Group ADR	6,318	30,263
Sumitomo Mitsui Trust Holdings	4,200	120,667
Sumitomo Osaka Cement	2,500	74,437
Sumitomo Realty & Development	4,400	107,438
Sumitomo Riko	3,300	17,853

LVIP Dimensional International Core Equity Fund–27

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Rubber Industries	14,300	$ 134,317
Sumitomo Seika Chemicals	600	14,698
Sun Frontier Fudousan	2,200	16,645
Suncall	3,200	12,409
Sundrug	3,700	118,564
Suntory Beverage & Food	1,500	56,683
Sun-Wa Technos	1,500	11,280
Suruga Bank	6,700	21,914
Sushiro Global Holdings	3,200	46,912
Suzuken Aichi	1,900	69,031
Suzuki	2,700	17,248
Suzuki Motor	6,000	142,867
SWCC Showa Holdings	1,600	14,820
Sysmex	1,400	101,325
Systena	3,600	48,649
Syuppin	1,200	7,038
T RAD	800	9,223
T&D Holdings	14,200	115,114
T&K Toka	1,200	7,895
Tachibana Eletech	800	10,705
Tachikawa	900	8,997
Tachi-S	1,400	12,645
Tadano	6,300	44,972
Taihei Dengyo Kaisha	1,000	21,285
Taiheiyo Cement	8,000	136,266
Taiho Kogyo	900	4,465
Taikisha	900	25,882
Taisei	7,900	240,935
Taiyo Holdings	700	26,184
Taiyo Nippon Sanso	5,600	82,864
Taiyo Yuden	9,300	242,841
Takamatsu Construction Group	1,100	23,558
Takaoka Toko	700	6,153
Takara Holdings	2,900	21,660
Takara Leben	9,900	31,848
Takara Standard	3,300	50,442
Takasago International	600	11,158
Takasago Thermal Engineering	2,000	30,582
Takashimaya	6,500	58,344
Take And Give Needs	1,700	8,737
Takeda Pharmaceutical	11,523	350,853
Takeei	3,400	24,520
Takeuchi Manufacturing	2,700	33,292
Takisawa Machine Tool	1,000	10,061
Takuma	2,700	29,817
Tama Home	1,400	15,751
Tamron	700	11,734
Tamura	10,800	39,209
Tanseisha	2,100	14,115
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tatsuta Electric Wire and Cable	3,600	$ 15,230
Tayca	1,900	25,146
Tbk	4,000	17,289
TDK	6,900	530,535
TechMatrix	1,200	24,436
TechnoPro Holdings	1,500	70,006
Teijin	13,200	223,278
Teikoku Electric Manufacturing	300	3,640
Tekken	1,100	23,826
Terumo	6,100	208,994
T-Gaia	1,500	28,362
THK	6,600	132,981
TIS	8,400	139,304
TKC	600	26,938
Toa Hyogo	1,000	7,424
Toa Oil	400	7,103
TOA ROAD	300	8,314
Toa Tokyo	1,900	25,284
Tobishima	2,080	19,287
Tobu Railway	2,600	90,706
TOC	4,000	21,710
Tocalo	5,800	54,255
Tochigi Bank	7,700	11,050
Toda	16,300	94,074
Toei	200	25,044
Toei Animation	600	27,840
Toenec	1,000	29,249
Toho (Kobe)	300	4,662
Toho (Tokyo)	900	27,519
Toho Bank	16,500	41,231
Toho Gas	1,600	72,129
Toho Holdings	4,400	92,107
Toho Titanium	1,700	10,136
Toho Zinc	900	9,956
Tohoku Bank	1,100	8,890
Tohoku Electric Power Holdings	4,700	45,181
Tokai	1,000	27,151
Tokai Carbon	12,400	101,667
TOKAI Holdings	5,500	47,533
Tokai Rika	4,500	55,632
Tokai Tokyo Financial Holdings	13,200	29,936
Token	700	51,789
Tokio Marine Holdings	2,400	109,811
Tokushu Tokai Paper	800	31,605
Tokuyama	4,100	78,647
†Tokyo Base	1,700	3,663
Tokyo Century	1,900	59,453
Tokyo Dome	6,400	42,809
†Tokyo Electric Power	22,400	77,924
Tokyo Electron	1,600	298,197

LVIP Dimensional International Core Equity Fund–28

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Energy & Systems	1,900	$ 14,477
Tokyo Gas	5,500	129,598
Tokyo Kiraboshi Financial Group	2,700	28,371
Tokyo Ohka Kogyo	1,200	45,570
Tokyo Rope Manufacturing	600	3,429
Tokyo Seimitsu	2,500	70,367
Tokyo Steel Manufacturing	4,300	26,863
Tokyo Tatemono	10,600	112,272
Tokyo Tekko	1,100	11,994
Tokyo Theatres	1,800	19,024
Tokyotokeiba	500	12,997
Tokyu	3,800	59,715
Tokyu Construction	9,200	48,319
Tokyu Fudosan Holdings	21,600	103,747
Toli	2,800	6,712
Tomato Bank	1,900	18,432
Tomoe	1,600	4,902
Tomoe Engineering	1,100	20,776
Tomoku	800	11,294
TOMONY Holdings	8,900	29,490
Tomy	7,200	50,529
Tonami Holdings	500	22,416
Topcon	8,000	58,721
Topre	2,600	28,709
Topy Industries	1,200	15,201
Toray Industries	48,800	211,232
Toridoll Holdings	3,000	32,014
Torikizoku	900	13,472
Torishima Pump Manufacturing	1,600	11,207
Tosei	3,100	26,636
Toshiba	2,400	52,604
Toshiba Machine	2,100	41,508
Toshiba TEC	2,000	62,720
Tosho	600	5,503
Tosoh	15,400	174,037
Totech	400	6,888
Totetsu Kogyo	1,400	37,536
TOTO	1,700	56,080
Totoku Electric	700	15,669
Tottori Bank	600	6,234
Towa	1,400	9,554
Towa Bank	3,300	19,148
Towa Pharmaceutical	2,100	43,896
Toyo Construction	5,200	20,871
Toyo Denki Seizo KK	800	8,344
Toyo Ink SC Holdings	2,600	48,954
Toyo Kanetsu	1,600	28,598
Toyo Machinery & Metal	2,400	8,985
Toyo Securities	8,000	9,764
Toyo Seikan Group Holdings	5,700	65,021
Toyo Tanso	1,000	12,865
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyo Tire & Rubber	8,000	$ 91,452
Toyobo	6,300	66,418
Toyoda Gosei	5,000	85,094
Toyota Boshoku	4,300	50,859
Toyota Motor	57,301	3,453,238
Toyota Motor ADR	1,681	201,636
Toyota Tsusho	5,500	128,476
TPR	1,800	19,129
Trancom	400	26,092
Trend Micro	3,300	162,961
Tri Chemical Laboratories	300	20,124
Trusco Nakayama	1,500	32,220
TS Tech	2,800	65,783
Tsubaki Nakashima	3,100	19,258
Tsubakimoto Chain	1,600	36,140
Tsubakimoto Kogyo	400	13,206
Tsugami	5,000	34,308
Tsukada Global Holdings	1,600	5,015
Tsukishima Kikai	1,500	18,491
Tsukuba Bank	3,300	5,189
Tsukui	2,800	10,649
Tsumura & Co.	2,600	66,300
Tsuruha Holdings	1,000	131,848
Tsurumi Manufacturing	800	14,270
Tv Tokyo Holdings	1,400	31,189
UACJ	3,200	45,676
Ube Industries	10,500	160,174
Uchida Yoko	700	22,780
UKC Holdings	1,800	24,895
Ulvac	4,100	97,073
Unicharm	2,900	108,558
Uniden Holdings	800	13,477
Union Tool	400	9,353
Unipres	3,000	26,648
UNITED	700	5,179
United Arrows	1,400	21,054
United Super Markets Holdings	4,800	42,729
†Unitika	8,100	20,106
Universal Entertainment	900	13,550
†Unizo Holdings	1,300	72,179
Urbanet	5,600	11,748
USS	3,200	43,880
†UT Group	1,900	19,319
†UUUM	1,300	24,651
V Technology	600	17,195
Valor Holdings	3,000	53,265
Valqua	1,300	20,990
Value HR	800	10,063
ValueCommerce	1,200	19,698
†Vector	800	4,810
†Vision	1,800	11,141
Vital KSK Holdings	4,200	42,641
VT Holdings	3,300	8,933

LVIP Dimensional International Core Equity Fund–29

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Wacoal Holdings	3,600	$ 77,910
Wacom	10,800	31,545
Wakachiku Construction	1,500	16,729
Wakita & Co.	3,800	34,553
Warabeya Nichiyo Holdings	1,300	21,057
Watahan & Co.	500	7,351
WATAMI	1,800	15,556
Wavelock Holdings	1,500	7,000
WDB Holdings	300	5,833
Welcia Holdings	1,500	105,324
West Holdings	1,560	20,202
West Japan Railway	1,600	109,432
WIN-Partners	1,900	17,237
Workman	300	16,398
World Holdings	800	9,068
Wowow	500	11,104
Xebio Holdings	2,000	16,465
YAC Holdings	2,100	7,947
Yachiyo Industry	1,000	3,684
Yagi & Co.	500	6,382
Yahagi Construction	1,500	10,779
Yahoo Japan	26,600	84,805
Yakult Honsha	600	35,346
YAKUODO Holdings	1,100	24,579
YAMABIKO	2,500	18,659
YAMADA Consulting Group	500	4,400
†Yamada Denki	13,100	52,178
Yamagata Bank	1,900	23,319
Yamaguchi Financial Group	12,600	71,044
Yamaha	800	31,004
Yamaha Motor	15,600	187,589
Yamaichi Electronics	1,500	18,979
YA-MAN	1,000	6,152
Yamanashi Chuo Bank	2,800	19,030
Yamatane	900	9,215
Yamato Holdings	7,700	120,282
Yamaya	400	7,459
Yamazaki Baking	3,800	79,202
Yamazen	2,400	19,890
Yaoko	1,000	61,800
Yaskawa Electric	2,700	73,415
Yasunaga	500	4,584
Yellow Hat	3,200	44,358
Yokogawa Bridge Holdings	2,100	37,953
Yokogawa Electric	11,500	137,572
Yokohama Reito	3,900	33,350
Yokohama Rubber	9,000	111,574
Yokowo	1,800	36,006
Yomiuri Land	300	9,135
Yondenko	700	16,173
Yondoshi Holdings	500	8,990
Yorozu	1,000	9,732
Yoshinoya Holdings	3,100	59,780
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yossix	500	$ 8,484
Yotai Refractories	2,700	15,725
Yuasa Trading	1,700	44,723
Yume No Machi Souzou Iinkai	600	5,889
Yumeshin Holdings	2,500	13,088
Yurtec	3,400	19,266
Yushiro Chemical Industry	1,300	14,224
Zenrin	1,700	16,594
Zensho Holdings	4,369	83,179
Zeon	9,800	73,361
ZIGExN	3,300	8,026
ZOZO	1,900	25,501
		81,625,368
Jersey–0.03%
Centamin	70,027	103,970
		103,970
Luxembourg–0.16%
Eurofins Scientific	550	268,400
RTL Group	2,249	75,314
SES FDR	25,981	152,416
Tenaris	1,983	11,963
		508,093
Macau–0.08%
MGM China Holdings	34,400	34,779
Sands China	25,600	93,135
SJM Holdings	88,000	73,430
Wynn Macau	37,200	55,789
		257,133
Mexico–0.01%
Fresnillo	2,990	24,565
		24,565
Netherlands–3.40%
Aalberts	8,654	207,329
ABN AMRO Bank	9,851	79,938
Accell Group	650	9,009
†Adyen	94	79,890
Aegon	84,201	210,284
Aegon (New York shares)	1,664	4,143
Akzo Nobel	4,549	299,181
†Altice Europe Class A	21,769	84,017
AMG Advanced Metallurgical Group	2,218	32,041
Amsterdam Commodities	1,224	22,096
APERAM	3,366	71,187
Arcadis	5,163	83,077
ArcelorMittal (New York Shares)	10,935	102,024
†Argenx	74	9,741

LVIP Dimensional International Core Equity Fund–30

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†Argenx ADR	270	$ 35,567
ASM International	3,281	333,815
ASML Holding	930	245,162
ASML Holding (New York shares)	2,575	673,723
ASR Nederland	12,714	319,672
†Basic-Fit	2,052	34,312
BE Semiconductor Industries	4,499	137,790
†Beter Bed Holding	484	528
Boskalis Westminster	7,074	128,826
Brunel International	2,398	13,320
Corbion	6,718	202,776
Euronext	3,432	252,709
ForFarmers	2,935	18,257
†Fugro	5,395	21,780
GrandVision	4,447	121,580
†Heijmans	1,585	9,545
Heineken	6,605	560,526
Hunter Douglas	353	15,908
IMCD	2,626	188,435
ING Groep	37,974	194,582
Intertrust	4,539	57,135
†Just Eat Takeaway	621	46,743
Kendrion	1,547	16,755
Koninklijke Ahold Delhaize	68,957	1,606,460
Koninklijke BAM Groep	25,123	35,248
Koninklijke DSM	4,355	489,888
Koninklijke KPN	190,160	454,750
Koninklijke Philips	5,522	221,763
Koninklijke Vopak	3,998	209,935
Nederland Apparatenfabriek	289	11,410
NN Group	8,576	233,059
†OCI	4,816	57,552
Ordina	8,314	12,551
PostNL	21,003	26,576
Randstad	7,964	281,065
Royal Dutch Shell Class A	11,586	201,291
Royal Dutch Shell Class A ADR	21,031	733,772
Royal Dutch Shell Class B	23,084	387,212
SBM Offshore	10,590	140,005
Signify	9,354	181,283
Sligro Food Group	1,675	24,948
TKH Group	3,347	92,885
†TomTom	3,375	26,162
Van Lanschot Kempen	1,102	13,459
Wolters Kluwer	7,068	500,302
		10,864,979
New Zealand–0.45%
†a2 Milk	13,678	139,729
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Air New Zealand	57,042	$ 28,586
Arvida Group	15,546	11,566
Auckland International Airport	12,553	37,404
Chorus	40,740	167,452
Contact Energy	9,731	33,119
EBOS Group	5,643	74,671
Fisher & Paykel Healthcare	6,224	113,143
Fletcher Building	41,865	87,133
†Fonterra Co-operative Group	1,748	4,014
Freightways	10,457	34,163
Genesis Energy	17,212	25,640
Gentrack Group	3,379	2,793
Hallenstein Glasson Holdings	5,127	8,227
Heartland Group Holdings	29,017	17,494
Infratil	21,097	48,951
Kathmandu Holdings	9,219	6,058
Mainfreight	2,869	58,991
Mercury	10,506	26,305
Meridian Energy	14,781	35,276
Metlifecare	11,658	26,332
New Zealand Refining	7,205	3,350
NZX	15,044	9,920
Port of Tauranga	7,990	28,713
†Restaurant Brands New Zealand	1,312	6,336
Ryman Healthcare	5,732	34,770
Sanford	3,824	15,072
Scales	3,563	9,429
Skellerup Holdings	11,414	12,051
†SKY Network Television	9,600	1,588
SKYCITY Entertainment Group	33,727	37,273
Spark New Zealand	58,177	141,589
Summerset Group Holdings	16,227	52,396
†Synlait Milk	4,693	17,191
Tourism Holdings	5,195	3,352
Vector	4,460	8,393
Vista Group International	7,747	5,315
Warehouse Group	6,110	7,251
†Xero	383	15,929
Z Energy	17,586	30,125
		1,427,090
Norway–0.64%
ABG Sundal Collier Holding	35,090	10,361
AF Gruppen	1,402	19,732
†Akastor	6,130	2,302
Aker BP	5,231	65,615

LVIP Dimensional International Core Equity Fund–31

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
†Aker Solutions	6,553	$ 3,388
†American Shipping	4,751	8,738
†Atea	6,998	58,883
Austevoll Seafood	5,943	42,293
Avance Gas Holding	6,307	12,919
†Axactor	6,859	4,018
Bakkafrost	354	16,774
Bonheur	1,160	16,804
Borregaard	5,961	55,172
†BW Energy	1,720	1,501
†BW Offshore	8,430	14,495
DNB	10,462	116,556
DNO	52,313	14,417
Entra	4,220	50,408
Equinor	31,240	389,442
Equinor ADR	700	8,526
Europris	12,413	36,008
Frontline	2,974	29,456
†Gjensidige Forsikring	3,024	51,496
Grieg Seafood	3,963	36,618
†Hexagon Composites	3,465	8,279
Hoegh LNG Holdings	2,562	2,606
†Kongsberg Automotive	21,255	3,564
Kongsberg Gruppen	1,083	13,517
†Kvaerner	15,716	9,505
Leroy Seafood Group	3,016	14,763
Marine Harvest	5,452	82,431
†NEL	3,806	3,732
Norsk Hydro	43,036	92,793
Norway Royal Salmon	1,014	20,369
†Norwegian Finans Holding	8,499	34,237
Ocean Yield	6,285	14,063
†Odfjell Drilling	10,099	7,376
Orkla	5,884	50,412
†Otello	8,180	9,268
†Petroleum Geo-Services	27,728	7,972
Salmar	1,165	38,543
Sbanken	3,285	15,905
Scatec Solar	2,783	34,883
Schibsted Class A	888	17,103
Schibsted Class B	714	12,916
Selvaag Bolig	3,629	16,065
SpareBank 1 SR-Bank	8,882	50,346
Stolt-Nielsen	1,310	10,647
Storebrand	21,886	87,272
Telenor	8,136	118,913
TGS NOPEC Geophysical	6,492	72,099
Tomra Systems	1,480	41,328
Veidekke	4,780	39,858
Wallenius Wilhelmsen	6,016	5,711
†XXL	2,669	1,200
Yara International	998	31,556
		2,035,154
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal–0.24%
Altri	3,521	$ 13,928
Banco Comercial Portugues	422,999	47,540
CTT-Correios de Portugal	4,552	11,410
EDP Renovaveis	7,516	90,432
Energias de Portugal	27,567	110,913
Galp Energia	12,157	139,030
Jeronimo Martins	8,189	147,804
Mota-Engil	7,497	9,063
†Navigator	16,490	39,143
NOS	20,804	69,478
REN - Redes Energeticas Nacionais	14,994	38,291
Semapa-Sociedade de Investimento e Gestao	1,921	16,376
Sonae	61,884	40,107
Sonae Capital	12,026	5,319
		778,834
Russia–0.02%
Highland Gold Mining	21,937	52,940
		52,940
Singapore–0.99%
Accordia Golf Trust	85,200	28,812
AEM Holdings	20,400	23,854
Banyan Tree Holdings	48,800	8,682
=Best World International	23,900	4,251
Bukit Sembawang Estates	7,800	20,991
BW LPG	9,135	27,539
CapitaLand	26,100	52,303
China Aviation Oil Singapore	34,700	20,852
China Sunsine Chemical Holdings	31,000	6,514
Chip Eng Seng	40,600	14,226
City Developments	13,800	69,975
ComfortDelGro	87,500	93,173
Dairy Farm International Holdings	8,700	40,015
DBS Group Holdings	26,200	341,861
Delfi	3,900	1,962
=†Ezion Holdings	288,390	1,643
Far East Orchard	21,100	14,406
First Resources	41,400	35,082
Frasers Property	33,300	26,131
Frencken Group	21,400	8,639
Genting Singapore	101,800	49,348
Geo Energy Resources	109,100	6,141
GL	39,700	14,671
Goldenri-Resources	378,700	37,486
Great Eastern Holdings	700	8,728
GuocoLand	27,500	25,675
†Halcyon Agri	27,812	5,723

LVIP Dimensional International Core Equity Fund–32

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Hi-P International	20,100	$ 12,048
Ho Bee Land	7,100	9,943
Hong Fok	19,800	8,161
†Hong Leong Asia	48,400	13,863
Hong Leong Finance	10,000	14,895
Hotel Grand Central	19,542	12,766
Hutchison Port Holdings Trust	283,800	29,190
†Hyflux	16,000	2
Indofood Agri Resources	26,500	5,685
Japfa	41,800	12,085
Jardine Cycle & Carriage	2,488	34,208
Kenon Holdings	154	2,242
Keppel	33,400	124,225
Keppel Infrastructure Trust	127,116	37,995
Lian Beng Group	45,500	11,426
=†Midas Holdings	143,100	3,624
†mm2 Asia	59,300	5,048
NetLink NBN Trust	57,100	36,261
Olam International	30,000	30,041
OUE	20,900	14,566
Oversea-Chinese Banking	44,505	269,653
Oxley Holdings	95,161	13,690
QAF	12,400	6,438
Raffles Medical Group	42,300	22,939
Riverstone Holdings	20,800	14,315
SATS	29,000	64,463
Sembcorp Industries	92,600	101,653
†Sembcorp Marine	12,700	6,043
Sheng Siong Group	17,900	14,956
†SIIC Environment Holdings	68,260	9,509
Sinarmas Land	50,600	5,434
Singapore Airlines	32,900	133,545
Singapore Exchange	28,700	184,841
Singapore Post	108,400	48,701
Singapore Technologies Engineering	39,700	86,857
Singapore Telecommunications	80,800	144,044
Stamford Land	46,600	10,315
StarHub	49,400	46,127
Sunningdale Tech	8,300	4,897
Tuan Sing Holdings	51,000	7,328
UMS Holdings	27,625	11,983
United Overseas Bank	19,562	268,391
UOB-Kay Hian Holdings	33,570	26,702
UOL Group	22,200	101,852
Valuetronics Holdings	30,910	11,080
Venture	10,300	98,119
Wing Tai Holdings	45,500	49,584
		3,170,416
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–2.30%
Acciona	1,873	$ 198,107
Acerinox	17,662	118,881
ACS Actividades de Construccion y Servicios	6,733	133,713
Aena SME	1,541	167,190
Almirall	3,920	45,341
Amadeus IT Group	7,513	353,628
†Amper	80,575	12,230
Applus Services	9,356	59,260
Atresmedia Corp. de Medios de Comunicacion	4,821	13,293
Azkoyen	1,341	7,278
Banco Bilbao Vizcaya Argentaria	43,137	133,576
Banco Bilbao Vizcaya Argentaria Sponsored ADR	72,520	221,911
Banco de Sabadell	329,208	166,486
Banco Santander	217,342	517,017
Bankia	78,106	85,172
Bankinter	31,322	113,625
Bolsas y Mercados Espanoles SHMSF	6,117	221,374
CaixaBank	83,385	154,313
Cellnex Telecom	9,462	429,219
Cia de Distribucion Integral Logista Holdings	3,443	55,269
CIE Automotive	3,832	58,624
Construcciones y Auxiliar de Ferrocarriles	1,158	36,278
Ebro Foods	2,952	60,590
†eDreams ODIGEO	3,178	6,478
Elecnor	1,813	14,679
Enagas	11,621	229,250
Ence Energia y Celulosa	12,508	34,155
Endesa	8,108	171,568
Ercros	10,000	24,883
Euskaltel	6,619	49,194
Faes Farma	21,334	82,117
†Fluidra	3,288	30,769
Fomento de Construcciones y Contratas	4,083	33,272
†Global Dominion Access	7,450	20,498
Grifols	7,034	235,339
Grupo Catalana Occidente	1,952	39,518
†Grupo Empresarial San Jose	2,400	10,936
Iberdrola	105,634	1,033,207
Iberpapel Gestion	312	6,344
†Indra Sistemas	8,152	66,381
Industria de Diseno Textil	8,193	212,310
Liberbank	124,330	18,358
Mapfre	32,053	54,375

LVIP Dimensional International Core Equity Fund–33

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
†Masmovil Ibercom	3,877	$ 61,173
Mediaset Espana Comunicacion	13,229	48,304
Melia Hotels International	8,112	34,159
Miquel y Costas & Miquel	1,372	17,250
Naturgy Energy Group	9,407	165,035
Obrascon Huarte Lain	5,166	3,262
†Pharma Mar	7,172	33,770
†Promotora de Informaciones Class A	23,606	15,247
Prosegur Cia de Seguridad	21,566	53,861
†Realia Business	11,794	9,708
Red Electrica	10,208	183,432
Repsol	24,983	222,880
Sacyr	30,030	45,461
Siemens Gamesa Renewable Energy	2,579	38,056
†Solaria Energia y Medio Ambiente	2,029	16,846
†Talgo	2,327	10,495
†Tecnicas Reunidas	591	7,486
Telefonica	45,868	208,749
Telefonica ADR	19,864	90,778
Tubacex	8,167	11,529
Unicaja Banco	20,940	11,956
Vidrala	1,088	96,911
Viscofan	2,727	149,312
Zardoya Otis	12,104	81,398
		7,353,064
Sweden–2.90%
AAK	1,722	27,843
AcadeMedia	8,341	40,804
Adapteo	3,362	28,826
AddLife Class B	1,068	30,474
AddNode Group	803	11,813
AddTech Class B	3,300	80,534
AF Class B	4,241	64,502
Alfa Laval	12,384	212,026
Alimak Group	3,226	28,225
Arjo Class B	11,849	58,558
Assa Abloy Class B	4,869	90,898
Atlas Copco Class A	8,445	280,832
Atlas Copco Class B	4,669	135,818
Attendo	8,480	34,752
Avanza Bank Holding	4,745	39,151
Axfood	3,690	75,038
Beijer Alma Class B	3,471	28,739
Beijer Electronics Group	1,878	7,648
Beijer Ref	2,621	47,065
Bergman & Beving Class B	2,044	10,367
Besqab	861	8,587
†Betsson	9,414	36,986
Bilia Class A	7,797	48,081
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
BillerudKorsnas	11,164	$ 121,729
BioGaia Class B	1,029	43,208
Biotage	2,689	26,809
Boliden	15,204	272,758
Bonava Class B	6,842	29,285
Bravida Holding	9,449	66,256
Bufab	2,873	21,920
Bulten	815	3,215
†Byggmax Group	2,929	6,897
Castellum	2,572	43,365
Catena	661	19,190
Clas Ohlson Class B	1,932	14,050
Cloetta Class B	15,754	37,166
Concentric	2,269	22,018
Corem Property Group	3,968	7,837
Dometic Group	22,384	99,180
†Doro	2,027	5,478
Duni	3,070	24,370
Dustin Group	2,557	12,108
Eastnine	1,862	20,495
Electrolux Class B	11,611	143,438
†Electrolux Professional	11,611	33,451
Elekta Class B	6,200	50,545
†Eltel	11,132	17,712
†Enea	1,679	21,515
Epiroc Class A	10,433	103,093
Epiroc Class B	4,300	42,384
Essity	384	11,669
Essity Class B	9,391	287,680
Fabege	2,840	36,234
Fagerhult	2,150	8,413
†Fastighets Balder Class B	1,822	65,868
FastPartner	1,287	9,294
Getinge Class B	7,356	139,095
Granges	7,012	34,449
Gunnebo	4,048	6,116
Haldex	3,002	7,629
Hennes & Mauritz Class B	13,426	171,810
Hexagon Class B	2,610	110,364
Hexpol	10,082	59,568
†HIQ International	2,619	9,449
HMS Networks	904	11,044
†Hoist Finance	3,822	9,345
Holmen Class B	4,202	113,918
Humana	2,175	8,498
Husqvarna Class A	357	1,810
Husqvarna Class B	15,304	76,133
ICA Gruppen	2,474	103,328
Indutrade	2,575	69,666
Intrum	4,424	58,599
Inwido	6,076	34,514
†ITAB Shop Concept Class B	1,500	1,190
JM	2,340	40,326

LVIP Dimensional International Core Equity Fund–34

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Kindred Group SDR	12,015	$ 44,020
Klovern Class B	25,228	37,257
KNOW IT	1,633	22,170
Kungsleden	7,995	60,140
Lagercrantz Group Class B	3,838	44,703
Lifco Class B	1,220	44,727
Lindab International	6,964	53,248
Loomis Class B	7,020	142,104
Lundin Petroleum	2,834	53,496
Mekonomen	2,222	9,929
†Modern Times Group MTG Class B	7,210	55,896
Momentum Group Class B	1,933	13,177
Mycronic	2,215	26,859
NCC Class B	3,986	52,102
Nederman Holding	680	7,191
New Wave Group Class B	5,098	13,905
Nibe Industrier Class B	3,204	46,344
Nobia	10,077	35,765
Nobina	6,838	36,950
Nokian Renkaat	8,214	196,134
Nolato Class B	1,916	86,395
Nordic Entertainment Group Class B	4,073	84,803
Nordic Waterproofing Holding	2,580	19,359
OEM International Class B	571	11,180
Peab Class B	14,960	107,136
Platzer Fastigheter Holding Class B	2,631	18,753
Pricer Class B	11,019	17,152
Proact IT Group	780	7,522
Ratos Class B	17,331	35,654
†RaySearch Laboratories	882	5,059
Recipharm Class B	4,805	48,600
Resurs Holding	6,708	22,770
Rottneros	8,551	7,763
Saab Class B	4,292	81,546
Sagax Class B	2,690	27,112
Samhallsbyggnadsbolaget i Norden	27,219	52,181
Sandvik	29,953	421,339
†SAS	26,948	23,645
Scandi Standard	5,314	32,096
†Sectra Class B	1,130	42,074
Securitas Class B	12,738	136,837
Semcon	1,825	8,502
†Skandinaviska Enskilda Banken Class A	28,730	192,406
†Skanska Class B	14,407	216,813
SKF Class A	693	9,492
SKF Class B	19,019	259,175
SkiStar	3,916	29,989
SSAB Class A	14,729	33,399
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
SSAB Class B	37,399	$ 81,614
SSAB (Helsinki Stock Exchange) Class B	7,881	16,999
†Svenska Cellulosa SCA Class A	1,121	11,141
†Svenska Cellulosa SCA Class B	17,336	171,554
†Svenska Handelsbanken Class A	19,294	159,120
Sweco Class B	2,300	65,307
Swedbank Class A	13,972	154,100
Swedish Match	2,609	147,721
†Swedish Orphan Biovitrum	1,348	22,392
Systemair	645	7,846
Tele2 Class B	2,723	36,279
Telefonaktiebolaget LM Ericsson Class B	14,875	120,413
Telia	39,188	140,269
Thule Group	2,880	49,692
Trelleborg Class B	10,452	111,195
Troax Group	1,650	15,158
VBG Group Class B	630	7,286
Volvo Class A	6,269	74,416
Volvo Class B	43,676	519,130
Wallenstam Class B	2,820	32,032
Wihlborgs Fastigheter	5,218	72,170
		9,273,751
Switzerland–8.34%
ABB	22,440	390,030
Adecco Group	9,339	368,018
†Alcon	11,219	571,998
†Allreal Holding	1,268	235,393
†ALSO Holding	352	55,326
†ams	18,800	183,760
APG SGA	98	18,143
†Arbonia	5,155	40,454
†Aryzta	71,951	25,405
Ascom Holding	2,343	12,957
Autoneum Holding	251	15,656
Baloise Holding	2,423	315,891
Banque Cantonale de Geneve	199	37,035
Banque Cantonale Vaudoise	202	165,359
Barry Callebaut	120	240,186
Belimo Holding	28	178,446
Bell Food Group	131	34,162
Bellevue Group	933	22,004
Berner Kantonalbank	291	63,057
BKW	873	71,090
Bobst Group	566	25,576
Bossard Holding Class A	510	58,587
Bucher Industries	454	119,663

LVIP Dimensional International Core Equity Fund–35

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Burkhalter Holding	316	$ 18,028
†Calida Holding	290	8,387
Carlo Gavazzi Holding	46	9,706
Cembra Money Bank	1,867	170,238
†Chocoladefabriken Lindt & Spruengli	2	173,588
†Cicor Technologies	245	9,146
Cie Financiere Richemont	6,067	324,304
Cie Financiere Tradition	104	11,252
†Clariant	31,550	525,125
†Coltene Holding	332	21,153
Conzzeta	86	69,384
†Credit Suisse Group ADR	5,966	48,265
†Credit Suisse Group	22,997	185,617
DKSH Holding	2,900	143,142
†dormakaba Holding	162	71,678
†Dufry	2,571	78,905
†EFG International	9,419	53,048
Emmi	235	213,725
EMS-Chemie Holding	225	140,326
†Evolva Holding	58,889	10,850
†Feintool International Holding	279	10,815
Fenix Outdoor International	263	16,553
†Flughafen Zurich	1,223	136,820
Forbo Holding	102	124,096
†GAM Holding	14,490	26,931
Geberit	878	384,722
Georg Fischer	280	191,054
Givaudan	83	255,389
†Glencore	172,246	260,703
Gurit Holding	24	28,376
Helvetia Holding	3,003	256,567
†HOCHDORF Holding	78	4,652
Huber + Suhner	1,168	72,396
Implenia	1,019	35,420
†Inficon Holding	131	83,235
Interroll Holding	57	94,299
Intershop Holding	66	34,647
†Investis Holding	307	25,970
†Julius Baer Group	11,109	372,123
Jungfraubahn Holding	207	25,600
Kardex	617	84,848
†Komax Holding	254	39,664
†Kudelski	1,531	4,854
Kuehne + Nagel International Class R	1,268	172,728
†LafargeHolcim	12,755	465,475
LEM Holding	23	25,380
Liechtensteinische Landesbank	961	53,440
Logitech International	3,879	166,128
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Logitech International (New York Shares) Class R	2,260	$ 97,022
Lonza Group	943	387,878
†Luzerner Kantonalbank	220	88,592
Metall Zug	12	19,156
†Mobilezone Holding	2,635	22,671
†Mobimo Holding	1,046	292,916
Nestle	48,918	5,007,627
Novartis	22,504	1,856,553
†OC Oerlikon	14,129	111,870
†Orascom Development Holding	824	6,891
Orior	492	40,066
Partners Group Holding	461	315,631
Phoenix Mecano	34	12,081
Plazza Class A	48	13,784
PSP Swiss Property	1,878	234,842
Rieter Holding	353	31,838
Roche Holding	8,476	2,727,084
Roche Holding (Swiss Exchange)	358	113,367
Romande Energie Holding	25	27,273
Schaffner Holding	33	4,526
Schindler Holding	838	175,454
†Schmolz + Bickenbach	41,908	6,001
Schweiter Technologies	88	85,873
SFS Group	997	74,540
SGS	141	325,213
†Siegfried Holding	377	151,721
Sika	2,974	488,369
Sonova Holding	835	148,892
St Galler Kantonalbank	194	79,843
Straumann Holding Class R	32	23,395
Sulzer	1,120	69,723
†Sunrise Communications Group	4,356	349,143
Swatch Group	749	147,102
Swatch Group (Swiss Exchange)	1,624	62,873
Swiss Life Holding	863	289,663
Swiss Prime Site	3,983	387,667
Swiss Re	3,151	242,624
Swisscom	1,414	757,170
Swissquote Group Holding	868	49,699
†Temenos	2,588	337,345
TX Group	202	14,234
†u-blox Holding	564	34,363
†UBS Group	24,032	222,536
†UBS Group (New York Shares)	16,666	152,762
Valiant Holding	898	71,730
†Valora Holding	314	54,977

LVIP Dimensional International Core Equity Fund–36

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
†VAT Group	238	$ 32,449
Vaudoise Assurances Holding	91	42,124
Vetropack Holding	19	49,913
Vifor Pharma	2,027	277,309
Vontobel Holding	1,866	90,766
VP Bank	436	55,781
VZ Holding	106	35,682
†Warteck Invest	8	16,956
†Ypsomed Holding	278	36,002
Zehnder Group	646	24,431
†Zug Estates Holding	9	17,766
Zuger Kantonalbank	7	45,309
Zurich Insurance Group	2,028	712,450
		26,638,466
United Arab Emirates–0.00%
NMC Health	2,337	3,038
		3,038
United Kingdom–12.55%
4imprint Group	1,387	32,642
888 Holdings	14,760	22,553
AA	31,539	6,660
Admiral Group	4,204	115,779
AG Barr	1,323	7,903
Aggreko	18,915	113,046
Anglo American	51,978	910,842
Anglo-Eastern Plantations	1,229	7,044
Arrow Global Group	10,826	14,179
Ascential	5,813	17,669
Ashmore Group	18,729	82,469
Ashtead Group	12,181	263,280
†ASOS	410	6,033
AstraZeneca	667	59,429
AstraZeneca ADR	28,944	1,292,639
Auto Trader Group	41,240	222,852
AVEVA Group	626	26,971
Avon Rubber	2,181	61,957
B&M European Value Retail	68,581	232,916
Babcock International Group	42,799	201,990
BAE Systems	72,100	463,244
Balfour Beatty	3,678	9,760
Bank of Georgia Group	2,767	31,407
Barclays	126,206	143,425
Barclays ADR	32,662	147,959
Beazley	17,527	84,545
Bellway	6,129	162,369
Berkeley Group Holdings	3,932	175,499
BHP Group	8,188	127,075
Biffa	16,861	36,965
Bloomsbury Publishing	5,793	15,621
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Bodycote	14,322	$ 100,265
†boohoo Group	35,966	84,602
Bovis Homes Group	12,337	87,936
BP	110,977	455,110
BP ADR	67,622	1,649,301
Braemar Shipping Services	3,535	4,402
Brewin Dolphin Holdings	12,674	34,408
British American Tobacco	9,582	326,413
Britvic	20,631	178,805
BT Group	463,480	674,162
Bunzl	6,268	125,464
Burberry Group	8,557	139,092
†Cairn Energy	42,103	39,911
†Capita	105,348	42,626
Capital & Counties Properties	24,485	49,843
Card Factory	28,435	11,406
CareTech Holdings	2,708	12,744
Carnival ADR	748	8,924
Central Asia Metals	4,795	9,052
Centrica	436,371	205,614
Chemring Group	10,580	26,280
Chesnara	8,758	31,240
Cineworld Group	64,496	39,324
City of London Investment Group	91	364
Clipper Logistics	3,278	6,115
Close Brothers Group	6,937	96,456
CLS Holdings	9,454	22,695
CMC Markets	11,645	25,620
Coats Group	11,696	6,092
Coca-Cola European Partners	5,268	201,319
†Coca-Cola HBC	4,056	86,986
Compass Group	26,504	412,935
Computacenter	6,315	111,958
ConvaTec Group	76,997	177,035
Costain Group	7,704	3,282
Countryside Properties	6,856	24,128
†Countrywide	3,001	1,743
Cranswick	3,275	149,924
Crest Nicholson Holdings	19,125	41,294
Croda International	2,437	128,570
CVS Group	1,891	19,378
CYBG	86,969	66,298
Daily Mail & General Trust	5,795	48,258
Dart Group	7,449	50,285
DCC	667	41,655
De La Rue	3,905	2,765
Devro	15,625	31,482
DFS Furniture	7,788	11,071
Diageo	3,922	124,365
Diageo ADR	3,291	418,352
†Dialog Semiconductor	3,627	94,277

LVIP Dimensional International Core Equity Fund–37

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Dignity	2,479	$ 8,620
Diploma	9,601	192,232
Direct Line Insurance Group	66,494	242,750
DiscoverIE Group	3,315	20,045
Dixons Carphone	70,444	67,533
Domino's Pizza Group	23,734	83,100
Drax Group	30,639	57,944
DS Smith	64,280	217,872
Dunelm Group	5,886	50,981
easyJet	7,962	55,173
Electrocomponents	35,880	228,436
Elementis	21,637	13,255
EMIS Group	3,771	48,430
†EnQuest	81,097	7,665
Equiniti Group Class WI	14,377	30,996
Essentra	12,141	39,301
Evraz	13,963	39,950
Experian	17,478	485,737
FDM Group Holdings	4,135	37,532
Ferrexpo	25,210	36,171
Fevertree Drinks	5,501	82,037
Fiat Chrysler Automobiles	69,433	497,074
†Firstgroup	108,881	67,034
FLEX LNG	2,019	10,228
Forterra	3,979	8,728
†Foxtons Group	7,206	3,593
†Frontier Developments	992	15,102
Fuller Smith & Turner Class A	1,225	10,195
G4S	141,555	161,005
Galliford Try Holdings	7,192	11,541
Games Workshop Group	1,827	97,053
†Gamesys Group	1,380	12,475
Gamma Communications	2,115	25,871
†Gem Diamonds	5,209	1,825
†Georgia Capital	1,523	8,068
GlaxoSmithKline	11,664	218,865
GlaxoSmithKline ADR	34,028	1,289,321
Go-Ahead Group	4,885	49,472
Gocompare.Com Group	21,795	16,568
Grafton Group	11,063	72,401
Grainger	31,451	100,088
Greencore Group	34,767	70,997
Greggs	11,750	233,827
Gulf Keystone Petroleum	17,982	15,076
Gym Group	5,199	9,105
H&T Group	1,906	6,297
Halfords Group	18,444	15,956
Halma	16,660	391,278
Hargreaves Lansdown	7,022	119,310
Hastings Group Holdings	20,638	47,296
Hays	111,976	159,489
Headlam Group	2,792	10,820
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Helical	8,670	$ 36,982
Henry Boot	32	78
Hikma Pharmaceuticals	11,017	277,038
Hill & Smith Holdings	6,877	80,819
Hilton Food Group	5,422	72,734
Hiscox	8,260	94,065
Hochschild Mining	16,344	21,357
Hollywood Bowl Group	7,810	14,197
HomeServe	22,425	292,099
†Horizon Discovery Group	5,448	7,105
Howden Joinery Group	51,696	325,203
HSBC Holdings ADR	38,241	1,071,130
HSBC Holdings (London Shares)	15,116	84,858
Hunting	7,524	16,040
Huntsworth	11,191	14,804
Ibstock	24,454	45,917
IMI	23,615	218,004
Imperial Brands	14,637	270,131
Inchcape	37,020	197,570
†Indivior	24,115	13,644
Informa	20,069	109,310
InterContinental Hotels Group ADR	2,537	106,935
International Consolidated Airlines Group (London Stock Exchange)	25,750	66,877
International Personal Finance	8,496	8,041
Intertek Group	3,526	206,007
Investec	34,469	64,214
ITV	113,260	92,945
IWG	53,169	113,362
J D Wetherspoon	7,462	81,549
J Sainsbury	112,835	291,950
James Fisher & Sons	4,424	68,499
JD Sports Fashion	34,020	190,537
John Laing Group	16,103	67,100
John Menzies	6,643	6,304
John Wood Group	39,365	74,906
Johnson Matthey	9,383	206,746
Johnson Service Group	7,443	9,466
Jupiter Fund Management	30,719	75,319
†Just Group	71,847	47,478
Kainos Group	3,464	27,959
KAZ Minerals	17,192	74,556
Keller Group	5,506	36,132
†Kier Group	5,265	4,908
Kin and Carta	1,227	919
Kingfisher	107,060	188,052
†Lamprell	12,474	2,022
Lancashire Holdings	6,525	50,290
Legal & General Group	126,529	298,950
†Liberty Global Class A	1,294	21,364

LVIP Dimensional International Core Equity Fund–38

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Liberty Global Class C	3,168	$ 49,769
Liontrust Asset Management	2,854	33,323
Lloyds Banking Group	874,452	341,868
Lloyds Banking Group ADR	65,903	99,514
London Stock Exchange Group	1,521	136,062
Lookers	24,983	4,903
LSL Property Services	3,879	8,046
Luceco	17,351	16,385
M&G	3,056	4,251
Man Group	71,800	109,879
Marks & Spencer Group	114,942	139,337
Marshalls	18,591	135,186
Marston's	45,699	23,118
McBride	15,062	10,664
McCarthy & Stone	19,256	15,266
McColl's Retail Group	81	30
Mears Group	4,643	7,668
Mediclinic International	32,838	108,740
Melrose Industries	115,759	128,635
†Metro Bank	783	884
Micro Focus International	6,321	31,192
Micro Focus International Sponsored ADR	2,621	13,288
Midwich Group	1,736	8,517
†Mitchells & Butlers	17,776	39,753
Mitie Group	21,455	17,322
MJ Gleeson	2,085	13,829
Mondi	13,308	224,581
Moneysupermarket.com Group	32,608	121,174
Morgan Advanced Materials	24,596	56,122
Morgan Sindall Group	3,548	52,289
Mortgage Advice Bureau Holdings	1,783	11,738
Motorpoint group	3,394	8,013
N Brown Group	7,054	1,288
National Express Group	34,015	86,127
National Grid	5,702	66,624
National Grid ADR	4,442	258,835
NCC Group	2,225	4,555
Next	2,960	148,500
Nichols	578	8,615
†Ninety One	17,234	37,012
Norcros	5,059	7,886
Numis	4,030	10,292
On the Beach Group	10,599	28,639
OneSavings Bank	17,501	54,542
Oxford Instruments	4,380	67,701
Pagegroup	30,187	135,526
Paragon Banking Group	19,507	79,786
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
PayPoint	4,583	$ 30,512
Pearson	9,839	67,358
Pearson ADR	16,143	111,225
Pendragon	139,742	10,935
Pennon Group	18,814	251,565
Persimmon	14,510	342,997
†Petra Diamonds	54,406	734
Petrofac	24,914	59,641
†Petropavlovsk	107,235	27,817
Pets at Home Group	47,523	150,891
Phoenix Group Holdings	28,550	219,114
Photo-Me International	14,970	7,270
Playtech	16,870	35,019
Polar Capital Holdings	2,219	10,438
Polypipe Group	10,376	58,482
Porvair	1,608	10,140
Premier Asset Management Group	4,749	4,955
†Premier Foods	70,103	21,081
†Premier Oil	104,372	21,543
Provident Financial	6,817	18,208
Prudential ADR	2,649	65,642
QinetiQ Group	10,880	43,204
Quilter	74,576	108,064
Rank Group	8,180	13,127
Reach	24,305	30,848
Reckitt Benckiser Group	2,729	207,883
Redde Northgate	22,698	39,027
Redrow	15,932	70,625
RELX	4,305	92,040
RELX ADR	13,938	298,273
RELX (London Stock Exchange)	3,932	83,918
Renewi	55,382	15,938
Rentokil Initial	53,152	253,853
Rhi Magnesita	1,463	37,011
Ricardo	2,769	13,937
Rightmove	41,268	248,886
Rio Tinto	2,407	110,342
Rio Tinto ADR	22,679	1,033,255
Robert Walters	3,858	14,064
†Rolls-Royce Holdings	32,336	136,666
Rotork	68,114	180,216
Royal Bank of Scotland Group	69,446	95,757
Royal Bank of Scotland Group ADR	26,623	72,415
Royal Dutch Shell Class B ADR	20,790	679,001
Royal Mail	61,820	95,297
RPS Group	7,026	2,993
RSA Insurance Group	31,222	162,929
Saga	78,942	16,523
Sage Group	24,167	175,731

LVIP Dimensional International Core Equity Fund–39

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Savills	14,301	$ 145,631
Scapa Group	6,777	9,253
Schroders	3,047	93,153
Schroders Non-Voting Shares	950	24,775
SDL	4,367	21,242
Senior	23,298	20,153
Severfield	10,593	8,170
Severn Trent	6,456	182,750
SIG	28,297	8,087
Signature Aviation	40,755	82,814
Smith & Nephew	5,865	103,321
Smiths Group	7,054	106,354
Soco International	14,884	2,225
Softcat	7,639	97,272
Spectris	3,984	120,034
Speedy Hire	31,265	18,822
Spirax-Sarco Engineering	2,357	236,626
Spire Healthcare Group	26,170	25,387
Spirent Communications	22,437	56,910
†Sports Direct International	18,564	41,829
SSE	30,195	485,205
SSP Group	28,133	106,003
St James's Place	30,806	287,664
St Modwen Properties	11,129	45,456
Stagecoach Group	50,853	43,547
Standard Lifeerdeen	64,465	177,911
SThree	11,172	31,807
Stobart Group	5,767	3,415
Stock Spirits Group	10,748	21,396
†Studio Retail Group	3,000	5,589
STV Group	176	693
Subsea 7	11,167	52,745
Superdry	2,865	3,785
Synthomer	23,821	71,899
TalkTalk Telecom Group	67,813	70,946
Tate & Lyle	26,107	212,402
Taylor Wimpey	239,709	344,932
Ted Baker	2,008	2,564
Telecom Plus	5,532	85,342
Tesco	132,993	375,576
Topps Tiles	15,052	6,749
†TORM	1,433	11,928
TP ICAP	40,397	168,008
Travis Perkins	11,924	129,623
TT Electronics	10,234	19,512
TUI	8,315	36,395
Tullow Oil	137,308	17,431
Tyman	8,845	16,759
U & I Group	11,376	11,193
Ultra Electronics Holdings	3,056	75,608
Unilever	387	19,517
Unilever ADR	12,349	624,489
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever CVA	2,570	$ 126,319
Unilever (New York Shares)	13,473	657,348
United Utilities Group	17,495	195,837
Urban & Civic	4,192	10,727
Vectura Group	28,850	34,760
Vertu Motors	43,524	11,046
Vesuvius	9,424	37,739
Victrex	6,737	162,742
Vitec Group	2,446	19,495
Vodafone Group	225,670	312,202
Vodafone Group ADR	26,464	364,409
Volution Group	1,302	2,531
Vp	1,013	7,893
Watkin Jones	2,038	3,896
Weir Group	14,926	132,754
WH Smith	6,252	87,815
Whitbread	1,705	63,190
William Hill	57,293	47,496
Wincanton	9,853	30,239
Wm Morrison Supermarkets	153,154	334,588
WPP	35,301	240,009
WPP ADR	400	13,508
†Xaar	886	226
XP Power	694	22,162
		40,101,030
United States–0.24%
Burford Capital	9,733	49,955
Carnival	1,149	13,714
Ferguson	5,075	313,800
Ovintiv	16,873	46,113
Primo Water	12,877	116,739
†Sundance Energy	602	1,367
Waste Connections	2,995	232,112
		773,800
Total Common Stock (Cost $400,013,132)		313,540,242
PREFERRED STOCKS–0.41%
Germany–0.41%
Bayerische Motoren Werke 4.92%	1,678	71,156
Biotest 0.11%	765	15,034
Draegerwerk & Co. 0.94%	847	81,458
FUCHS PETROLUB 2.36%	3,714	132,481
Henkel & Co. 1.99%	407	32,553
Jungheinrich 2.28%	4,759	72,420
Schaeffler 5.68%	9,333	56,095
Sixt 4.03%	1,464	57,003
STO & Co. 5.01%	150	13,731
Villeroy & Boch 6.72%	830	9,262

LVIP Dimensional International Core Equity Fund–40

LVIP Dimensional International Core Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen 2.67%	6,526	$ 751,773
Total Preferred Stocks (Cost $2,030,184)		1,292,966
RIGHTS–0.00%
Canada–0.00%
†Pan American Silver expiration date 2/22/29	4,400	1,496
†Pan American Silver expiration date 2/22/29	7,972	2,710
		4,206
Japan–0.00%
=†Chiba Kogyo Bank expiration date 6/17/20	4,900	0
		0
	Number of Shares	Value (U.S. $)
RIGHTS (continued)
Norway–0.00%
†Nel expiration date 4/7/20	45	$ 0
		0
Total Rights (Cost $5,268)		4,206
WARRANT–0.00%
Singapore–0.00%
=†Ezion Holdings exp 4/16/23 exercise price SGD 0.2763	26,754	0
Total Warrant (Cost $0)		0

TOTAL INVESTMENTS–98.52% (Cost $402,048,584)	314,837,414
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.48%	4,737,760
NET ASSETS APPLICABLE TO 40,218,245 SHARES OUTSTANDING–100.00%	$319,575,174

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
FDR–Fiduciary Depositary Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LNG–Liquefied Natural Gas
RSP–Risparmio Italian Savings Shares
SDR–Swedish Depositary Receipt
SGD–Singapore Dollar
See accompanying notes.
LVIP Dimensional International Core Equity Fund–41

LVIP Dimensional International Core Equity Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Dimensional International Core Equity Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$757,877	$15,748,204	$106,350	$16,612,431
Austria	92,258	1,358,267	—	1,450,525
Belgium	246,770	3,667,258	—	3,914,028
Canada	25,693,295	—	9,337	25,702,632
Chile	—	82,373	—	82,373
China	—	9,895	—	9,895
Colombia	—	100,854	—	100,854
Denmark	173,103	6,036,738	—	6,209,841
Finland	84,673	4,889,893	—	4,974,566
LVIP Dimensional International Core Equity Fund–42

LVIP Dimensional International Core Equity Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
France	$366,676	$24,332,117	$—	$24,698,793
Germany	222,566	21,760,014	12,063	21,994,643
Hong Kong	78,030	8,905,647	11,688	8,995,365
Ireland	1,302,486	1,556,898	—	2,859,384
Isle Of Man	—	202,337	—	202,337
Israel	355,975	2,124,730	—	2,480,705
Italy	86,680	8,173,497	2	8,260,179
Japan	550,954	81,074,414	—	81,625,368
Jersey	—	103,970	—	103,970
Luxembourg	—	508,093	—	508,093
Macau	—	257,133	—	257,133
Mexico	—	24,565	—	24,565
Netherlands	2,443,012	8,421,967	—	10,864,979
New Zealand	—	1,427,090	—	1,427,090
Norway	10,027	2,025,127	—	2,035,154
Portugal	5,319	773,515	—	778,834
Russia	—	52,940	—	52,940
Singapore	23,335	3,137,563	9,518	3,170,416
Spain	398,101	6,954,963	—	7,353,064
Sweden	51,163	9,222,588	—	9,273,751
Switzerland	1,008,481	25,629,985	—	26,638,466
United Arab Emirates	—	3,038	—	3,038
United Kingdom	11,572,604	28,528,426	—	40,101,030
United States	396,331	377,469	—	773,800
Preferred Stocks
Germany	13,731	1,279,235	—	1,292,966
Rights	1,496	2,710	—	4,206
Warrant	—	—	—	—
Total Investments	$45,934,943	$268,753,513	$148,958	$314,837,414
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
The securities that have been valued at zero on the “Schedule of Investments” are considered to be Level 3 investments in this table.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Dimensional International Core Equity Fund–43